Schedule of Investments (unaudited) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.9%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$15	$15,887
3.65%, 11/01/24 (Call 08/01/24)	25	26,316
WPP Finance 2010
3.63%, 09/07/22	150	155,229
3.75%, 09/19/24	200	210,144
4.75%, 11/21/21	220	230,313

		637,889

Aerospace & Defense — 1.7%
Embraer Netherlands Finance BV
5.05%, 06/15/25	25	27,378
5.40%, 02/01/27	50	56,257
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)	15	16,748
5.05%, 04/27/45 (Call 10/27/44)	50	62,557
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	25	29,402
4.88%, 10/15/40	5	6,313
7.20%, 08/15/27	50	65,897
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	192	195,099
3.20%, 03/15/24 (Call 01/15/24)	335	348,343
3.50%, 03/15/27 (Call 12/15/26)	30	32,018
4.35%, 04/15/47 (Call 10/15/46)	35	41,503
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	10	10,870
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	15	16,489
4.05%, 05/04/47 (Call 11/04/46)	20	22,889
4.13%, 11/16/28 (Call 08/16/28)	55	61,876
4.15%, 05/15/45 (Call 11/16/44)	15	17,238
4.50%, 06/01/42	45	54,162
4.63%, 11/16/48 (Call 05/16/48)	30	37,519
5.40%, 05/01/35	5	6,452
5.70%, 04/15/40	15	20,207
6.05%, 06/01/36	5	6,822
6.13%, 07/15/38	30	41,831
7.50%, 09/15/29(a)	65	90,775

		1,268,645

Agriculture — 0.8%
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	10	10,981
4.02%, 04/16/43	15	16,949
4.50%, 03/15/49 (Call 09/15/48)	5	6,172
4.54%, 03/26/42	5	6,039
5.38%, 09/15/35	5	6,381
5.94%, 10/01/32	25	32,888
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	65	64,566
3.50%, 11/24/20(a)	250	253,255
3.75%, 09/25/27 (Call 06/25/27)	60	61,279
4.35%, 03/15/24 (Call 02/15/24)	98	103,327

		561,837

Airlines — 0.1%
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)	10	10,227
3.80%, 04/19/23 (Call 03/19/23)	25	25,782
4.38%, 04/19/28 (Call 01/19/28)	35	36,311

Security	Par (000)	Value

Airlines (continued)
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)	$10	$10,257

		82,577

Apparel — 0.4%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	115	116,563
2.38%, 11/01/26 (Call 08/01/26)	60	61,358
3.38%, 11/01/46 (Call 05/01/46)	10	10,672
3.63%, 05/01/43 (Call 11/01/42)	15	16,437
3.88%, 11/01/45 (Call 05/01/45)	15	17,377
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	40	40,840
VF Corp., 6.45%, 11/01/37	10	14,143

		277,390

Auto Manufacturers — 0.7%
American Honda Finance Corp.
2.30%, 09/09/26	65	65,060
2.90%, 02/16/24	15	15,435
3.50%, 02/15/28	85	91,679
Daimler Finance North America LLC, 8.50%, 01/18/31	60	90,067
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	30	30,341
4.75%, 01/15/43(a)	40	34,916
5.29%, 12/08/46 (Call 06/08/46)	40	37,417
6.63%, 10/01/28	10	10,885
7.40%, 11/01/46	5	5,576
7.45%, 07/16/31	20	23,227
General Motors Co.
5.20%, 04/01/45	15	14,947
5.40%, 04/01/48 (Call 10/01/47)	10	10,202
5.95%, 04/01/49 (Call 10/01/48)(a)	25	27,260
6.25%, 10/02/43	35	38,902
6.60%, 04/01/36 (Call 10/01/35)	20	23,208
6.75%, 04/01/46 (Call 10/01/45)	5	5,816

		524,938

Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	10	9,847
5.40%, 03/15/49 (Call 09/15/48)	5	5,692
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	15	15,803
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	10	10,507
4.15%, 10/01/25 (Call 07/01/25)	5	5,423

		47,272

Banks — 18.7%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	250	251,150
2.55%, 11/23/21	250	252,652
2.63%, 05/19/22	150	152,253
2.70%, 11/16/20(a)	30	30,219
Bank of America Corp.
3.00%, 12/20/23 (Call 12/20/22)(b)	65	66,376
3.42%, 12/20/28 (Call 12/20/27)(b)	60	62,863
3.71%, 04/24/28 (Call 04/24/27)(b)	40	42,611
3.82%, 01/20/28 (Call 01/20/27)(b)	65	69,853
3.95%, 01/23/49 (Call 01/23/48)(b)	75	85,306
4.00%, 01/22/25	10	10,637
4.20%, 08/26/24	40	42,857
4.24%, 04/24/38 (Call 04/24/37)(b)	25	28,825
4.25%, 10/22/26	50	54,643
4.33%, 03/15/50 (Call 03/15/49)(b)	25	30,047

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.44%, 01/20/48 (Call 01/20/47)(b)	$60	$72,825
4.45%, 03/03/26	35	38,376
4.88%, 04/01/44	35	44,706
5.00%, 01/21/44	30	39,060
5.88%, 02/07/42	50	70,475
Series L, 3.95%, 04/21/25	60	63,726
Series L, 4.18%, 11/25/27 (Call 11/25/26)	24	25,980
Series L, 4.75%, 04/21/45	24	29,464
Bank of Montreal
2.35%, 09/11/22(a)	55	55,668
2.55%, 11/06/22 (Call 10/06/22)	70	71,093
2.90%, 03/26/22	30	30,579
3.80%, 12/15/32 (Call 12/15/27)(b)	75	77,964
4.34%, 10/05/28 (Call 10/05/23)(b)	65	68,433
4.80%, (Call 08/25/24)(a)(b)(c)	60	61,213
Bank of New York Mellon Corp. (The)
2.60%, 02/07/22 (Call 01/07/22)	10	10,143
2.95%, 01/29/23 (Call 12/29/22)	15	15,425
3.25%, 09/11/24 (Call 08/11/24)	15	15,746
3.25%, 05/16/27 (Call 02/16/27)	40	42,200
3.30%, 08/23/29 (Call 05/23/29)	60	63,170
3.40%, 01/29/28 (Call 10/29/27)	25	26,719
3.44%, 02/07/28 (Call 02/07/27)(a)(b)	125	133,076
3.85%, 04/28/28	85	94,406
Series G, 3.00%, 02/24/25 (Call 01/24/25)	15	15,605
Bank of Nova Scotia (The)
2.70%, 03/07/22	100	101,693
2.80%, 07/21/21	110	111,587
4.50%, 12/16/25(a)	102	111,442
4.65%, (Call 10/12/22)(a)(b)(c)	15	15,069
Barclays PLC
4.95%, 01/10/47	25	28,828
5.25%, 08/17/45	30	35,805
BB&T Corp., 3.05%, 06/20/22 (Call 05/20/22)	35	35,826
BBVA USA
2.50%, 08/27/24 (Call 07/27/24)	250	248,495
2.88%, 06/29/22 (Call 05/29/22)	500	507,045
3.50%, 06/11/21 (Call 05/11/21)	100	101,753
3.88%, 04/10/25 (Call 03/10/25)	15	15,807
BPCE SA, 2.75%, 12/02/21	365	369,884
Branch Banking & Trust Co., 3.63%, 09/16/25 (Call 08/16/25)	50	53,221
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	15	15,221
3.10%, 04/02/24	400	412,336
Citigroup Inc.
3.52%, 10/27/28 (Call 10/27/27)(b)	45	47,412
3.67%, 07/24/28 (Call 07/24/27)(b)	50	53,092
3.89%, 01/10/28 (Call 01/10/27)(b)	80	85,884
4.08%, 04/23/29 (Call 04/23/28)(b)	30	32,832
4.13%, 07/25/28(a)	20	21,726
4.28%, 04/24/48 (Call 04/24/47)(b)	10	11,875
4.45%, 09/29/27	60	66,058
4.60%, 03/09/26	55	60,557
4.65%, 07/30/45	35	42,906
4.65%, 07/23/48 (Call 06/23/48)	40	49,674
4.75%, 05/18/46	80	95,430
5.30%, 05/06/44	10	12,625
5.88%, 01/30/42	10	13,897
6.00%, 10/31/33	25	31,934
6.68%, 09/13/43	10	14,584

Security	Par (000)	Value

Banks (continued)
8.13%, 07/15/39	$60	$99,508
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	35	37,744
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	35	36,834
4.00%, 02/01/29 (Call 11/03/28)	100	109,959
Commonwealth Bank of Australia/New York NY
2.40%, 11/02/20	50	50,227
2.55%, 03/15/21	300	302,010
Cooperatieve Rabobank UA
3.88%, 02/08/22	75	77,893
5.25%, 05/24/41	30	41,642
Deutsche Bank AG, 4.10%, 01/13/26	15	15,167
Deutsche Bank AG/London, 3.70%, 05/30/24	25	25,160
Deutsche Bank AG/New York NY
3.70%, 05/30/24	50	50,187
4.25%, 10/14/21	115	117,574
Fifth Third Bancorp., 8.25%, 03/01/38	30	46,322
Goldman Sachs Capital I, 6.35%, 02/15/34	20	26,073
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	50	52,179
3.63%, 01/22/23(a)	20	20,835
3.63%, 02/20/24 (Call 01/20/24)	10	10,481
3.69%, 06/05/28 (Call 06/05/27)(b)	39	41,283
3.75%, 05/22/25 (Call 02/22/25)	35	37,015
3.75%, 02/25/26 (Call 11/25/25)	25	26,535
3.81%, 04/23/29 (Call 04/23/28)(b)	35	37,383
3.85%, 07/08/24 (Call 04/08/24)	20	21,172
3.85%, 01/26/27 (Call 01/26/26)	60	63,878
4.02%, 10/31/38 (Call 10/31/37)(b)	34	37,076
4.22%, 05/01/29 (Call 05/01/28)(a)(b)	75	82,395
4.25%, 10/21/25	25	26,931
4.41%, 04/23/39 (Call 04/23/38)(b)	55	62,669
4.75%, 10/21/45 (Call 04/21/45)	15	18,403
4.80%, 07/08/44 (Call 01/08/44)	60	73,468
5.15%, 05/22/45	20	24,625
5.95%, 01/15/27	25	29,901
6.13%, 02/15/33	25	33,776
6.25%, 02/01/41	40	56,498
6.45%, 05/01/36	10	13,309
6.75%, 10/01/37	75	103,341
HSBC Holdings PLC
3.97%, 05/22/30 (Call 05/22/29)(b)	200	213,632
6.10%, 01/14/42	90	126,739
7.63%, 05/17/32	15	20,866
Intesa Sanpaolo SpA, 5.25%, 01/12/24	100	107,611
JPMorgan Chase & Co.
3.78%, 02/01/28 (Call 02/01/27)(a)(b)	20	21,501
3.90%, 01/23/49 (Call 01/23/48)(b)	75	84,121
3.96%, 11/15/48 (Call 11/15/47)(b)	10	11,310
4.03%, 07/24/48 (Call 07/24/47)(b)	35	40,026
4.13%, 12/15/26	68	74,495
4.25%, 10/01/27	10	11,050
4.26%, 02/22/48 (Call 02/22/47)(b)	85	100,398
4.85%, 02/01/44	34	43,149
4.95%, 06/01/45	30	37,633
5.40%, 01/06/42	5	6,687
5.50%, 10/15/40	35	46,959
5.60%, 07/15/41	20	27,466
5.63%, 08/16/43	35	47,109
6.40%, 05/15/38	55	79,361

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
7.63%, 10/15/26	$10	$12,938
KeyCorp.
2.55%, 10/01/29(a)	45	43,964
4.15%, 10/29/25	90	98,375
Lloyds Banking Group PLC, 4.45%, 05/08/25	200	217,734
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	30	31,481
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	90	91,120
3.22%, 03/07/22	65	66,499
Morgan Stanley
2.63%, 11/17/21	10	10,109
2.75%, 05/19/22	40	40,560
3.13%, 07/27/26	20	20,736
3.59%, 07/22/28 (Call 07/22/27)(b)	30	31,797
3.63%, 01/20/27	20	21,309
3.70%, 10/23/24	35	37,103
3.75%, 02/25/23	25	26,179
3.77%, 01/24/29 (Call 01/24/28)(b)	15	16,091
3.88%, 01/27/26	25	26,954
3.95%, 04/23/27(a)	65	69,661
3.97%, 07/22/38 (Call 07/22/37)(b)	50	55,066
4.00%, 07/23/25	35	37,879
4.30%, 01/27/45	70	82,391
4.35%, 09/08/26(a)	35	38,313
4.38%, 01/22/47	50	59,881
4.43%, 01/23/30 (Call 01/23/29)(b)	45	50,749
5.00%, 11/24/25	75	84,381
6.38%, 07/24/42	20	29,503
7.25%, 04/01/32	55	78,391
Series F, 3.88%, 04/29/24	50	53,195
National Australia Bank Ltd./New York, 2.50%, 07/12/26	25	25,097
Northern Trust Corp.
2.38%, 08/02/22	206	208,147
3.15%, 05/03/29 (Call 02/03/29)	105	110,395
3.38%, 08/23/21	125	128,107
3.38%, 05/08/32 (Call 05/08/27)(b)	130	133,718
3.95%, 10/30/25	90	98,048
PNC Financial Services Group Inc. (The), 3.30%, 03/08/22 (Call 02/06/22)	83	85,320
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	25	25,380
7.38%, 12/10/37	25	35,526
Royal Bank of Canada
2.75%, 02/01/22	40	40,719
4.65%, 01/27/26	35	38,792
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	115	126,989
6.10%, 06/10/23	105	115,019
6.13%, 12/15/22	40	43,416
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	95	97,411
3.70%, 03/28/22 (Call 02/28/22)	75	77,001
4.40%, 07/13/27 (Call 04/14/27)(a)	40	42,968
4.45%, 12/03/21 (Call 11/03/21)	25	25,963
4.50%, 07/17/25 (Call 04/17/25)	75	80,643
Santander UK PLC, 4.00%, 03/13/24	70	74,743
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	249,115
2.80%, 03/11/22	250	253,705

Security	Par (000)	Value

Banks (continued)
State Street Corp.
2.65%, 05/19/26	$90	$91,845
3.10%, 05/15/23	60	61,911
3.30%, 12/16/24	15	15,810
3.55%, 08/18/25	260	278,691
3.70%, 11/20/23	90	95,884
Sumitomo Mitsui Financial Group Inc.
3.10%, 01/17/23	40	41,006
3.35%, 10/18/27	15	15,719
3.36%, 07/12/27	27	28,310
3.54%, 01/17/28	25	26,536
3.75%, 07/19/23	35	36,769
SVB Financial Group, 3.50%, 01/29/25	65	67,794
Toronto-Dominion Bank (The)
1.80%, 07/13/21	25	24,982
3.25%, 03/11/24	35	36,579
3.50%, 07/19/23	140	147,379
3.63%, 09/15/31 (Call 09/15/26)(b)	61	63,729
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	25	26,619
Westpac Banking Corp.
2.00%, 08/19/21	110	109,860
2.10%, 05/13/21	195	195,160
2.60%, 11/23/20	85	85,533
2.70%, 08/19/26	15	15,194
2.80%, 01/11/22	100	101,586
2.85%, 05/13/26	80	81,895
3.35%, 03/08/27	75	79,152
3.40%, 01/25/28	75	79,947
3.65%, 05/15/23	35	36,650
4.11%, 07/24/34 (Call 07/24/29)(b)	50	51,824

		13,605,353

Beverages — 4.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	60	69,924
4.90%, 02/01/46 (Call 08/01/45)	110	131,847
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	10	10,175
3.30%, 02/01/23 (Call 12/01/22)	192	198,991
3.65%, 02/01/26 (Call 11/01/25)	75	80,219
3.70%, 02/01/24	35	37,157
4.63%, 02/01/44	34	38,774
4.70%, 02/01/36 (Call 08/01/35)	25	28,898
4.90%, 02/01/46 (Call 08/01/45)	35	41,737
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	7	7,109
3.50%, 01/12/24 (Call 12/12/23)	25	26,311
3.75%, 07/15/42(a)	25	25,949
4.00%, 04/13/28 (Call 01/13/28)	30	33,158
4.15%, 01/23/25 (Call 12/23/24)	160	174,080
4.38%, 04/15/38 (Call 10/15/37)	10	11,288
4.44%, 10/06/48 (Call 04/06/48)	5	5,687
4.60%, 04/15/48 (Call 10/15/47)	20	23,168
4.75%, 01/23/29 (Call 10/23/28)	185	214,953
4.75%, 04/15/58 (Call 10/15/57)	25	29,820
4.95%, 01/15/42	10	11,991
5.45%, 01/23/39 (Call 07/23/38)	10	12,680
5.55%, 01/23/49 (Call 07/23/48)	50	66,148
8.00%, 11/15/39	10	15,915

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (The)
2.50%, 04/01/23	$25	$25,538
2.90%, 05/25/27	10	10,550
Constellation Brands Inc.
4.50%, 05/09/47 (Call 11/09/46)	25	27,928
5.25%, 11/15/48 (Call 05/15/48)	4	4,927
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	270	274,668
3.88%, 05/18/28 (Call 02/18/28)	200	221,658
Diageo Investment Corp., 2.88%, 05/11/22	220	224,536
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	40	39,763
4.42%, 12/15/46 (Call 06/15/46)	20	21,777
4.50%, 11/15/45 (Call 05/15/45)	10	10,980
4.60%, 05/25/28 (Call 02/25/28)	25	28,317
5.09%, 05/25/48 (Call 11/25/47)	5	6,088
Molson Coors Brewing Co.
3.00%, 07/15/26 (Call 04/15/26)	40	40,274
4.20%, 07/15/46 (Call 01/15/46)	40	39,543
5.00%, 05/01/42	35	38,053
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	90	91,777
2.63%, 07/29/29 (Call 04/29/29)	15	15,394
2.75%, 03/05/22	55	56,162
2.75%, 04/30/25 (Call 01/30/25)	35	36,444
2.85%, 02/24/26 (Call 11/24/25)	40	41,796
3.00%, 10/15/27 (Call 07/15/27)	15	15,913
3.45%, 10/06/46 (Call 04/06/46)	75	80,770
3.50%, 07/17/25 (Call 04/17/25)	40	43,000
3.60%, 03/01/24 (Call 12/01/23)	215	229,067
4.00%, 03/05/42	25	28,853
4.00%, 05/02/47 (Call 11/02/46)	15	17,562
4.45%, 04/14/46 (Call 10/14/45)	30	37,394
5.50%, 01/15/40	50	68,047

		3,072,758

Biotechnology — 1.3%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	60	60,252
2.65%, 05/11/22 (Call 04/11/22)	55	55,747
2.70%, 05/01/22 (Call 03/01/22)	20	20,269
3.20%, 11/02/27 (Call 08/02/27)	20	21,063
3.63%, 05/22/24 (Call 02/22/24)	10	10,584
4.40%, 05/01/45 (Call 11/01/44)	5	5,631
4.56%, 06/15/48 (Call 12/15/47)	9	10,509
4.66%, 06/15/51 (Call 12/15/50)	50	59,016
4.95%, 10/01/41	10	11,964
5.15%, 11/15/41 (Call 05/15/41)	10	12,231
5.75%, 03/15/40(a)	50	63,937
6.38%, 06/01/37	5	6,865
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	25	26,921
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	40	43,445
5.20%, 09/15/45 (Call 03/15/45)	50	61,013
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)	52	52,719
2.95%, 03/01/27 (Call 12/01/26)	35	36,273
3.25%, 09/01/22 (Call 07/01/22)	15	15,484
3.50%, 02/01/25 (Call 11/01/24)	30	31,718
3.65%, 03/01/26 (Call 12/01/25)	35	37,595
3.70%, 04/01/24 (Call 01/01/24)	65	68,776

Security	Par (000)	Value

Biotechnology (continued)
4.00%, 09/01/36 (Call 03/01/36)	$5	$5,596
4.15%, 03/01/47 (Call 09/01/46)	70	78,158
4.50%, 02/01/45 (Call 08/01/44)	50	57,873
4.60%, 09/01/35 (Call 03/01/35)	20	23,917
4.75%, 03/01/46 (Call 09/01/45)	10	12,012
4.80%, 04/01/44 (Call 10/01/43)	15	18,066
5.65%, 12/01/41 (Call 06/01/41)	15	19,742

		927,376

Building Materials — 0.7%
CRH America Inc., 5.75%, 01/15/21	150	155,651
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	25	26,391
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	117	122,623
4.50%, 02/15/47 (Call 08/15/46)	10	10,905
4.63%, 07/02/44 (Call 01/02/44)	30	32,571
4.95%, 07/02/64 (Call 01/02/64)(a)(d)	13	13,648
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	5	5,229
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)	40	43,318
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	50	50,536
4.30%, 07/15/47 (Call 01/15/47)	15	14,135
Vulcan Materials Co., 4.50%, 06/15/47 (Call 12/15/46)	24	26,563

		501,570

Chemicals — 2.2%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	15	17,436
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	15	15,860
4.63%, 10/01/44 (Call 04/01/44)	10	10,913
4.80%, 05/15/49 (Call 11/15/48)	40	45,224
5.55%, 11/30/48 (Call 05/30/48)	10	12,349
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	15	16,018
4.49%, 11/15/25 (Call 09/15/25)	15	16,504
4.73%, 11/15/28 (Call 08/15/28)	30	34,008
5.32%, 11/15/38 (Call 05/15/38)	70	84,181
5.42%, 11/15/48 (Call 05/15/48)	20	24,895
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	5	5,364
4.80%, 09/01/42 (Call 03/01/42)	40	43,387
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)(a)	170	171,476
2.70%, 11/01/26 (Call 08/01/26)	103	105,904
3.25%, 01/14/23 (Call 11/14/22)	75	77,506
3.25%, 12/01/27 (Call 09/01/27)	70	74,298
4.35%, 12/08/21	335	350,564
5.50%, 12/08/41	20	26,706
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	10	10,873
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	30	31,751
4.45%, 09/26/28 (Call 06/26/28)	5	5,524
5.00%, 09/26/48 (Call 03/26/48)	5	5,865
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	20	22,343
5.25%, 07/15/43	5	5,790
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	25	26,176
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	14	13,316
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	40	41,654

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.25%, 11/15/23 (Call 08/15/23)(a)	$10	$10,656
5.45%, 11/15/33 (Call 05/15/33)	32	36,314
5.63%, 11/15/43 (Call 05/15/43)	15	17,317
Nutrien Ltd.
3.38%, 03/15/25 (Call 12/15/24)	30	31,118
3.50%, 06/01/23 (Call 03/01/23)	17	17,602
4.13%, 03/15/35 (Call 09/15/34)	10	10,495
4.20%, 04/01/29 (Call 01/01/29)	10	10,967
4.90%, 06/01/43 (Call 12/01/42)	14	15,639
5.00%, 04/01/49 (Call 10/01/48)	5	5,857
5.25%, 01/15/45 (Call 07/15/44)	20	23,362
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)(a)	10	10,876
RPM International Inc., 5.25%, 06/01/45 (Call 12/01/44)(a)	5	5,586
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	50	50,783
3.45%, 08/01/25 (Call 05/01/25)	15	15,855
3.45%, 06/01/27 (Call 03/01/27)	15	15,804
4.00%, 12/15/42 (Call 06/15/42)	5	5,233
4.50%, 06/01/47 (Call 12/01/46)	25	28,552
Westlake Chemical Corp., 4.38%, 11/15/47 (Call 05/15/47)	20	20,103

		1,628,004

Commercial Services — 1.6%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	62	66,107
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	23	25,342
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)	45	48,522
4.75%, 08/01/28 (Call 05/01/28)	55	61,209
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)	25	25,339
4.25%, 02/01/29 (Call 11/01/28)	15	17,087
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	475	486,115
3.50%, 03/16/23 (Call 02/16/23)	340	352,913
4.00%, 03/18/29 (Call 12/18/28)	100	109,844

		1,192,478

Computers — 3.2%
Apple Inc.
2.40%, 01/13/23 (Call 12/13/22)	20	20,296
2.45%, 08/04/26 (Call 05/04/26)	10	10,165
2.75%, 01/13/25 (Call 11/13/24)	19	19,603
2.85%, 02/23/23 (Call 12/23/22)	71	72,943
2.85%, 05/11/24 (Call 03/11/24)	20	20,686
2.90%, 09/12/27 (Call 06/12/27)	85	88,710
3.00%, 02/09/24 (Call 12/09/23)	10	10,390
3.00%, 06/20/27 (Call 03/20/27)	15	15,785
3.00%, 11/13/27 (Call 08/13/27)	10	10,540
3.20%, 05/13/25	5	5,276
3.20%, 05/11/27 (Call 02/11/27)	35	37,154
3.25%, 02/23/26 (Call 11/23/25)	25	26,556
3.35%, 02/09/27 (Call 11/09/26)	35	37,435
3.45%, 05/06/24	10	10,620
3.45%, 02/09/45	30	31,904
3.75%, 09/12/47 (Call 03/12/47)	5	5,579
3.85%, 05/04/43	30	33,695
3.85%, 08/04/46 (Call 02/04/46)	25	28,224
4.25%, 02/09/47 (Call 08/09/46)	30	35,752
4.38%, 05/13/45	35	42,355
4.45%, 05/06/44(a)	5	6,104

Security	Par (000)	Value

Computers (continued)
4.50%, 02/23/36 (Call 08/23/35)	$20	$24,471
4.65%, 02/23/46 (Call 08/23/45)	50	63,044
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(e)	10	10,437
4.90%, 10/01/26 (Call 08/01/26)(e)	40	43,517
5.45%, 06/15/23 (Call 04/15/23)(e)	105	113,693
6.02%, 06/15/26 (Call 03/15/26)(e)	70	80,009
8.10%, 07/15/36 (Call 01/15/36)(a)(e)	15	19,377
8.35%, 07/15/46 (Call 01/15/46)(e)	15	20,118
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)(a)	40	42,132
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	225	237,857
4.90%, 10/15/25 (Call 07/15/25)	45	49,910
6.20%, 10/15/35 (Call 04/15/35)	5	6,007
6.35%, 10/15/45 (Call 04/15/45)	35	41,758
HP Inc.
4.05%, 09/15/22	175	182,842
4.30%, 06/01/21	25	25,748
4.65%, 12/09/21	25	26,140
6.00%, 09/15/41	15	16,652
International Business Machines Corp.
2.88%, 11/09/22	100	102,460
2.90%, 11/01/21	120	122,103
3.38%, 08/01/23	50	52,156
3.50%, 05/15/29	100	107,779
3.63%, 02/12/24	118	124,699
4.00%, 06/20/42	20	22,044
5.60%, 11/30/39	30	39,664
5.88%, 11/29/32	15	19,962
6.22%, 08/01/27	25	31,263
7.00%, 10/30/25	40	50,134
Seagate HDD Cayman
4.75%, 01/01/25	8	8,453
4.88%, 03/01/24 (Call 01/01/24)	10	10,594
4.88%, 06/01/27 (Call 03/01/27)	5	5,298
5.75%, 12/01/34 (Call 06/01/34)	25	25,781

		2,295,874

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
2.25%, 11/15/22	25	25,279
3.70%, 08/01/47 (Call 02/01/47)	20	23,273
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47 (Call 09/15/46)	5	5,928
4.38%, 06/15/45 (Call 12/15/44)	20	24,085
Procter & Gamble Co. (The)
1.70%, 11/03/21	50	50,000
2.45%, 11/03/26	52	53,483
2.70%, 02/02/26	30	31,144
2.85%, 08/11/27	35	37,078
3.50%, 10/25/47	25	28,312

		278,582

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	20	21,019
4.20%, 05/15/47 (Call 11/15/46)	15	16,903
4.60%, 06/15/45 (Call 12/15/44)	20	24,155

		62,077

Diversified Financial Services — 2.7%
Air Lease Corp., 4.25%, 02/01/24 (Call 01/01/24)	5	5,346

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	$10	$10,493
4.40%, 09/25/23 (Call 08/25/23)	10	10,592
5.00%, 04/01/23	15	16,084
Ally Financial Inc., 8.00%, 11/01/31(a)	25	34,445
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	20	20,213
2.65%, 12/02/22	135	137,217
3.00%, 10/30/24 (Call 09/29/24)	40	41,261
3.40%, 02/27/23 (Call 01/27/23)	65	67,510
3.63%, 12/05/24 (Call 11/04/24)	20	21,143
3.70%, 11/05/21 (Call 10/05/21)	25	25,771
4.05%, 12/03/42	25	29,414
4.20%, 11/06/25 (Call 10/06/25)	20	21,993
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	100	107,031
Ameriprise Financial Inc.
3.00%, 03/22/22	31	31,671
4.00%, 10/15/23	35	37,285
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	10	10,722
4.25%, 06/02/26 (Call 03/02/26)	25	27,166
4.70%, 09/20/47 (Call 03/20/47)	15	17,062
Capital One Financial Corp.
3.75%, 03/09/27 (Call 02/09/27)	35	37,081
3.80%, 01/31/28 (Call 12/31/27)	75	79,892
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	20	27,198
Credit Suisse USA Inc., 7.13%, 07/15/32	45	65,324
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	55	59,110
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	200	199,816
4.42%, 11/15/35	105	112,972
Invesco Finance PLC
3.13%, 11/30/22	35	35,846
3.75%, 01/15/26	25	26,609
5.38%, 11/30/43	10	12,214
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	70	76,358
Jefferies Group LLC
6.25%, 01/15/36	20	23,931
6.50%, 01/20/43	5	5,905
Legg Mason Inc.
4.75%, 03/15/26	5	5,484
5.63%, 01/15/44	30	33,750
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	40	41,929
3.50%, 02/26/28 (Call 11/26/27)	5	5,458
3.95%, 02/26/48 (Call 08/26/47)	30	35,271
ORIX Corp., 3.70%, 07/18/27	5	5,315
Raymond James Financial Inc., 4.95%, 07/15/46	10	11,985
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	60	62,684
4.50%, 07/23/25 (Call 04/23/25)	50	53,636
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	30	30,805
3.15%, 12/14/25 (Call 09/14/25)	30	31,811
3.65%, 09/15/47 (Call 03/15/47)	25	28,182
4.15%, 12/14/35 (Call 06/14/35)	35	41,832
4.30%, 12/14/45 (Call 06/14/45)	90	110,703
Western Union Co. (The), 6.20%, 11/17/36	10	11,290

		1,944,810

Security	Par (000)	Value

Electric — 8.1%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	$5	$5,029
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	5	5,461
3.80%, 06/15/49 (Call 12/15/48)	5	5,544
4.00%, 12/01/46 (Call 06/01/46)	5	5,626
4.25%, 09/15/48 (Call 03/15/48)	15	17,676
Alabama Power Co.
4.15%, 08/15/44 (Call 02/15/44)	5	5,634
6.00%, 03/01/39	10	13,864
Series B, 3.70%, 12/01/47 (Call 06/01/47)	5	5,403
Ameren Illinois Co., 4.15%, 03/15/46 (Call 09/15/45)	5	5,825
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)	10	10,359
Series I, 3.65%, 12/01/21	5	5,153
Series J, 4.30%, 12/01/28 (Call 09/01/28)	10	11,199
Appalachian Power Co.
4.45%, 06/01/45 (Call 12/01/44)	5	5,860
7.00%, 04/01/38	5	7,181
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	5	5,301
4.20%, 08/15/48 (Call 02/15/48)	30	33,999
4.35%, 11/15/45 (Call 05/15/45)	10	11,524
4.50%, 04/01/42 (Call 10/01/41)	15	17,477
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	90	92,911
3.80%, 06/01/29 (Call 03/01/29)	10	10,709
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	100	99,355
3.35%, 07/01/23 (Call 04/01/23)	80	82,838
3.50%, 08/15/46 (Call 02/15/46)	10	10,358
6.35%, 10/01/36	5	6,995
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	25	29,982
5.15%, 11/15/43 (Call 05/15/43)	30	38,629
5.95%, 05/15/37	20	27,446
6.13%, 04/01/36	10	13,888
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	55	56,321
3.45%, 08/15/27 (Call 05/15/27)	15	15,804
4.88%, 03/01/44 (Call 09/01/43)	5	6,075
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	25	25,415
3.65%, 06/15/46 (Call 12/15/45)	10	10,759
3.70%, 08/15/28 (Call 05/15/28)	15	16,517
3.80%, 10/01/42 (Call 04/01/42)	5	5,461
4.35%, 11/15/45 (Call 05/15/45)	5	5,941
5.90%, 03/15/36	15	20,176
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	30	31,247
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	5	5,472
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	100	101,344
4.00%, 04/01/48 (Call 10/01/47)	10	11,773
Series A, 3.20%, 03/15/27 (Call 12/15/26)	15	15,904
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)(a)	5	5,491
3.95%, 03/01/43 (Call 09/01/42)	5	5,483
4.45%, 03/15/44 (Call 09/15/43)	15	17,580
4.50%, 12/01/45 (Call 06/01/45)	30	35,669
4.63%, 12/01/54 (Call 06/01/54)	25	30,156
Series 05-A, 5.30%, 03/01/35	5	6,240

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 08-B, 6.75%, 04/01/38	$30	$43,650
Series 09-C, 5.50%, 12/01/39	10	13,109
Series A, 4.13%, 05/15/49 (Call 11/15/48)	50	57,358
Series B, 3.13%, 11/15/27 (Call 08/15/27)	5	5,249
Series E, 4.65%, 12/01/48 (Call 06/01/48)	15	18,509
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	10	10,103
4.05%, 05/15/48 (Call 11/15/47)	60	70,097
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)(e)	15	16,115
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	55	57,798
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	20	23,393
7.00%, 06/15/38	30	41,927
Series B, 5.95%, 06/15/35	35	44,459
Series C, 4.05%, 09/15/42 (Call 03/15/42)	25	26,551
Series C, 4.90%, 08/01/41 (Call 02/01/41)	5	5,890
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	5	6,019
5.10%, 06/01/65 (Call 12/01/64)	10	13,312
5.45%, 02/01/41 (Call 08/01/40)	20	26,054
6.05%, 01/15/38	15	20,314
6.63%, 02/01/32	10	13,573
DTE Electric Co.
3.75%, 08/15/47 (Call 02/15/47)	5	5,593
3.95%, 03/01/49 (Call 09/01/48)(a)	15	17,437
4.30%, 07/01/44 (Call 01/01/44)	10	11,848
Series A, 4.00%, 04/01/43 (Call 10/01/42)	5	5,674
Series A, 4.05%, 05/15/48 (Call 11/15/47)	35	40,887
DTE Energy Co., 6.38%, 04/15/33	5	6,574
Duke Energy Carolinas LLC
3.70%, 12/01/47 (Call 06/01/47)	10	10,878
3.75%, 06/01/45 (Call 12/01/44)	10	10,888
3.88%, 03/15/46 (Call 09/15/45)	10	11,112
4.25%, 12/15/41 (Call 06/15/41)	29	33,409
5.30%, 02/15/40	5	6,493
6.00%, 01/15/38	20	27,384
6.10%, 06/01/37	20	27,411
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	25	26,023
4.80%, 12/15/45 (Call 06/15/45)	20	24,118
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	10	10,317
3.85%, 11/15/42 (Call 05/15/42)	20	21,857
5.65%, 04/01/40	5	6,700
6.40%, 06/15/38	5	7,329
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	25	26,881
6.35%, 08/15/38	5	7,152
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	15	16,147
4.15%, 12/01/44 (Call 06/01/44)	10	11,442
4.20%, 08/15/45 (Call 02/15/45)	5	5,791
Edison International
2.95%, 03/15/23 (Call 01/15/23)	5	4,984
4.13%, 03/15/28 (Call 12/15/27)	5	5,067
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	10	11,719
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	10	10,300
Enel Chile SA, 4.88%, 06/12/28	5	5,488
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	5	5,300

Security	Par (000)	Value

Electric (continued)
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	$12	$12,227
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	16	18,394
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	20	19,928
3.12%, 09/01/27 (Call 06/01/27)	15	15,667
4.00%, 03/15/33 (Call 12/15/32)	5	5,712
4.20%, 09/01/48 (Call 03/01/48)	5	5,841
4.20%, 04/01/50 (Call 10/01/49)	30	35,641
5.40%, 11/01/24	65	74,491
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	5	5,562
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	5	5,153
4.00%, 03/30/29 (Call 12/30/28)	10	11,046
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	45	45,705
Series H, 3.15%, 01/15/25 (Call 10/15/24)	10	10,320
Series K, 2.75%, 03/15/22 (Call 02/15/22)	110	111,562
Series M, 3.30%, 01/15/28 (Call 10/15/27)	10	10,389
Series N, 3.80%, 12/01/23 (Call 11/01/23)	10	10,553
Series O, 4.25%, 04/01/29 (Call 01/01/29)	5	5,573
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	55	57,528
3.95%, 06/15/25 (Call 03/15/25)	90	96,724
4.45%, 04/15/46 (Call 10/15/45)	10	11,253
4.95%, 06/15/35 (Call 12/15/34)	10	11,676
5.10%, 06/15/45 (Call 12/15/44)	10	12,244
5.63%, 06/15/35	15	18,855
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	30	34,931
6.25%, 10/01/39	20	24,856
FirstEnergy Corp., Series C, 4.85%, 07/15/47 (Call 01/15/47)	29	34,494
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	225	237,094
3.15%, 10/01/49 (Call 04/01/49)	10	10,224
3.25%, 06/01/24 (Call 12/01/23)	95	99,470
3.70%, 12/01/47 (Call 06/01/47)	5	5,583
4.05%, 06/01/42 (Call 12/01/41)	35	40,397
4.05%, 10/01/44 (Call 04/01/44)	5	5,808
4.13%, 02/01/42 (Call 08/01/41)	9	10,429
5.69%, 03/01/40	10	13,708
5.95%, 02/01/38	41	57,748
5.96%, 04/01/39	10	14,210
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	10	10,268
Georgia Power Co.
4.30%, 03/15/42	10	11,012
4.30%, 03/15/43	5	5,450
Iberdrola International BV, 6.75%, 07/15/36	5	7,002
Indiana Michigan Power Co.
Series K, 4.55%, 03/15/46 (Call 09/15/45)	20	23,881
Series L, 3.75%, 07/01/47 (Call 01/01/47)	30	32,227
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	10	10,039
4.10%, 09/26/28 (Call 06/26/28)	5	5,480
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	15	15,523
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	15	18,724
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	5	5,875
5.13%, 11/01/40 (Call 05/01/40)	5	6,297
Louisville Gas & Electric Co., 4.25%, 04/01/49 (Call 10/01/48)	25	29,291

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
MidAmerican Energy Co.
3.95%, 08/01/47 (Call 02/01/47)	$5	$5,739
4.40%, 10/15/44 (Call 04/15/44)	5	6,009
4.80%, 09/15/43 (Call 03/15/43)	10	12,459
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	10	10,865
Series 12-A, 4.25%, 03/15/42	15	16,272
National Grid USA, 5.80%, 04/01/35	15	18,399
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	50	56,954
4.75%, 04/30/43 (Call 04/30/23)(b)	5	5,148
5.25%, 04/20/46 (Call 04/20/26)(a)(b)	35	37,684
Series C, 8.00%, 03/01/32	10	14,974
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	40	40,804
3.15%, 04/01/24 (Call 03/01/24)	39	40,318
3.25%, 04/01/26 (Call 02/01/26)	10	10,439
3.50%, 04/01/29 (Call 01/01/29)	80	84,755
3.55%, 05/01/27 (Call 02/01/27)	155	165,366
4.80%, 12/01/77 (Call 12/01/27)(b)	5	5,120
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	5	5,248
4.00%, 08/15/45 (Call 02/15/45)	15	17,146
6.25%, 06/01/36	5	7,025
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	170	179,005
3.25%, 05/15/29 (Call 02/15/29)	5	5,319
4.40%, 03/01/44 (Call 09/01/43)	5	5,875
Ohio Power Co., 4.00%, 06/01/49 (Call 12/01/48)	15	17,242
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	25	28,210
5.75%, 04/01/37	10	13,291
6.00%, 01/15/39	5	6,916
PECO Energy Co.
3.15%, 10/15/25 (Call 07/15/25)	15	15,731
3.90%, 03/01/48 (Call 09/01/47)	10	11,297
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	15	15,859
6.50%, 11/15/37	5	7,159
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	10	10,401
4.70%, 06/01/43 (Call 12/01/42)	10	11,360
5.00%, 03/15/44 (Call 09/15/43)	5	5,877
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	5	4,816
3.95%, 06/01/47 (Call 12/01/46)	4	4,485
6.25%, 05/15/39	5	7,043
Progress Energy Inc.
6.00%, 12/01/39	25	33,051
7.75%, 03/01/31	20	28,249
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	5	5,384
3.80%, 06/15/47 (Call 12/15/46)	5	5,591
4.05%, 09/15/49 (Call 03/15/49)	5	5,836
4.30%, 03/15/44 (Call 09/15/43)	5	5,915
Series 17, 6.25%, 09/01/37	5	7,084
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	39	40,952
Public Service Electric & Gas Co. 2.25%, 09/15/26 (Call 06/15/26)	10	9,953

Security	Par (000)	Value

Electric (continued)
2.38%, 05/15/23 (Call 02/15/23)(a)	$10	$10,126
3.00%, 05/15/27 (Call 02/15/27)	15	15,578
3.20%, 08/01/49 (Call 02/01/49)	10	10,295
3.60%, 12/01/47 (Call 06/01/47)	10	10,890
3.65%, 09/01/28 (Call 06/01/28)	15	16,420
3.80%, 03/01/46 (Call 09/01/45)	15	16,823
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	80	79,850
2.65%, 11/15/22 (Call 10/15/22)	20	20,285
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	107	107,048
4.50%, 08/15/40	40	45,649
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	15	15,672
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	5	5,255
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	10	10,157
3.40%, 02/01/28 (Call 11/01/27)	20	20,707
3.55%, 06/15/24 (Call 03/15/24)	70	73,113
3.75%, 11/15/25 (Call 08/15/25)	35	36,986
4.00%, 02/01/48 (Call 08/01/47)	30	31,351
4.05%, 12/01/23 (Call 09/01/23)	30	31,829
6.00%, 10/15/39	15	19,365
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	5	5,242
4.50%, 09/01/40 (Call 03/01/40)	15	16,578
4.65%, 10/01/43 (Call 04/01/43)	45	51,214
5.50%, 03/15/40	15	18,331
6.00%, 01/15/34	24	29,481
6.05%, 03/15/39(a)	31	39,996
6.65%, 04/01/29	20	23,550
Series 08-A, 5.95%, 02/01/38(a)	10	12,649
Series C, 3.60%, 02/01/45 (Call 08/01/44)	5	4,970
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	14	14,055
2.95%, 07/01/23 (Call 05/01/23)	20	20,424
3.25%, 07/01/26 (Call 04/01/26)	25	25,902
4.25%, 07/01/36 (Call 01/01/36)	50	54,593
4.40%, 07/01/46 (Call 01/01/46)	30	33,768
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	20	21,608
5.15%, 09/15/41	40	45,429
Southwestern Electric Power Co.
6.20%, 03/15/40	20	26,855
Series K, 2.75%, 10/01/26 (Call 07/01/26)	15	15,045
Series L, 3.85%, 02/01/48 (Call 08/01/47)	15	15,794
Series M, 4.10%, 09/15/28 (Call 06/15/28)	5	5,495
Southwestern Public Service Co., 3.40%, 08/15/46 (Call 02/15/46)	50	51,820
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	10	10,636
4.10%, 06/15/42 (Call 12/15/41)	20	22,272
4.30%, 06/15/48 (Call 12/15/47)	5	5,838
Union Electric Co.
3.65%, 04/15/45 (Call 10/15/44)	25	26,701
3.90%, 09/15/42 (Call 03/15/42)	10	11,103
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	5	5,560
8.88%, 11/15/38	10	16,874
Series B, 3.80%, 09/15/47 (Call 03/15/47)	5	5,426
Series C, 4.00%, 11/15/46 (Call 05/15/46)	15	16,770

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Wisconsin Electric Power Co., 4.30%, 10/15/48 (Call 04/15/48)	$5	$5,940
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	10	10,197
4.75%, 11/01/44 (Call 05/01/44)	15	18,644
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	83	86,614
3.35%, 12/01/26 (Call 06/01/26)	95	99,744
4.00%, 06/15/28 (Call 12/15/27)	25	27,549
6.50%, 07/01/36	4	5,447

		5,875,940

Electronics — 1.4%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	5	5,001
3.20%, 10/01/22 (Call 07/01/22)	200	204,878
3.88%, 07/15/23 (Call 04/15/23)	155	162,761
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	10	10,269
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	15	15,411
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	20	21,354
4.88%, 12/01/22	30	31,789
Flex Ltd., 5.00%, 02/15/23	20	21,323
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	25	24,994
2.50%, 11/01/26 (Call 08/01/26)	170	173,417
3.81%, 11/21/47 (Call 05/21/47)	35	40,440
5.70%, 03/15/37	10	13,691
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	35	38,080
4.60%, 04/06/27 (Call 01/06/27)	55	60,965
Legrand France SA, 8.50%, 02/15/25	5	6,448
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	39	39,941
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	50	52,161
4.75%, 12/01/24 (Call 09/01/24)	20	21,711
4.90%, 06/15/28 (Call 03/15/28)	35	38,481
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	15	15,441
3.70%, 02/15/26 (Call 11/15/25)	50	52,917

		1,051,473

Engineering & Construction — 0.0%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(a)	5	5,029
4.25%, 09/15/28 (Call 06/15/28)(a)	20	19,797

		24,826

Food — 2.3%
Ahold Finance USA LLC, 6.88%, 05/01/29	10	13,143
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	60	61,626
3.80%, 08/02/42	15	14,711
4.15%, 03/15/28 (Call 12/15/27)	105	113,754
4.80%, 03/15/48 (Call 09/15/47)	10	11,548
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	15	16,095
5.40%, 11/01/48 (Call 05/01/48)	10	11,929
7.00%, 10/01/28	10	12,546
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	15	15,306
3.20%, 02/10/27 (Call 11/10/26)	50	52,606
3.65%, 02/15/24 (Call 11/15/23)(a)	85	89,416

Security	Par (000)	Value

Food (continued)
3.70%, 10/17/23 (Call 09/17/23)	$15	$15,825
4.00%, 04/17/25 (Call 02/17/25)	105	113,359
4.15%, 02/15/43 (Call 08/15/42)	5	5,401
4.20%, 04/17/28 (Call 01/17/28)	35	39,056
4.70%, 04/17/48 (Call 10/17/47)	15	17,892
5.40%, 06/15/40	30	37,377
JM Smucker Co. (The)
4.25%, 03/15/35	25	27,133
4.38%, 03/15/45	5	5,485
Kellogg Co.
2.65%, 12/01/23	59	60,189
3.13%, 05/17/22	50	51,056
3.25%, 04/01/26	64	66,415
3.40%, 11/15/27 (Call 08/15/27)	45	47,097
4.00%, 12/15/20	13	13,255
4.30%, 05/15/28 (Call 02/15/28)(a)	55	61,352
4.50%, 04/01/46	15	16,790
Series B, 7.45%, 04/01/31	25	35,014
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	10	12,389
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)	15	15,743
4.00%, 06/15/23 (Call 05/15/23)	10	10,473
4.38%, 06/01/46 (Call 12/01/45)	25	24,631
4.63%, 01/30/29 (Call 10/30/28)	25	27,453
5.00%, 07/15/35 (Call 01/15/35)	30	32,892
5.00%, 06/04/42	35	37,115
5.20%, 07/15/45 (Call 01/15/45)	25	27,047
6.50%, 02/09/40	10	12,180
6.88%, 01/26/39	30	37,616
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	5	5,014
3.70%, 08/01/27 (Call 05/01/27)	5	5,350
3.88%, 10/15/46 (Call 04/15/46)	25	24,372
4.00%, 02/01/24 (Call 11/01/23)	40	42,552
4.45%, 02/01/47 (Call 08/01/46)	15	16,025
4.50%, 01/15/29 (Call 10/15/28)(a)	55	61,842
4.65%, 01/15/48 (Call 07/15/47)	10	11,008
5.15%, 08/01/43 (Call 02/01/43)	10	11,400
5.40%, 07/15/40 (Call 01/15/40)	5	5,809
6.90%, 04/15/38	5	6,705
McCormick & Co. Inc./MD
3.15%, 08/15/24 (Call 06/15/24)	50	51,843
3.40%, 08/15/27 (Call 05/15/27)	25	26,222
4.20%, 08/15/47 (Call 02/15/47)	20	22,262
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	5	5,864
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	10	10,526
3.55%, 03/15/25 (Call 01/15/25)	40	42,724
3.75%, 10/01/25 (Call 07/01/25)	25	26,870
4.50%, 04/01/46 (Call 10/01/45)	15	17,386
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	20	22,976
5.15%, 08/15/44 (Call 02/15/44)	15	18,272

		1,697,937

Forest Products & Paper — 0.2%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	25	26,958
5.50%, 01/17/27(a)	20	21,806
International Paper Co. 4.35%, 08/15/48 (Call 02/15/48)	15	15,914

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
4.40%, 08/15/47 (Call 02/15/47)	$10	$10,636
4.80%, 06/15/44 (Call 12/15/43)	25	27,231
5.00%, 09/15/35 (Call 03/15/35)	5	5,869
5.15%, 05/15/46 (Call 11/15/45)	25	28,896
7.30%, 11/15/39	10	13,863

		151,173

Gas — 0.9%
CenterPoint Energy Resources Corp., 4.10%, 09/01/47 (Call 03/01/47)	15	16,021
Dominion Energy Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)	25	27,631
4.80%, 11/01/43 (Call 05/01/43)	10	11,402
National Fuel Gas Co.
4.75%, 09/01/28 (Call 06/01/28)	50	52,763
5.20%, 07/15/25 (Call 04/15/25)	10	10,945
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	55	57,620
3.95%, 03/30/48 (Call 09/30/47)	10	10,611
4.38%, 05/15/47 (Call 11/15/46)	20	22,386
4.80%, 02/15/44 (Call 08/15/43)	15	17,496
5.25%, 02/15/43 (Call 08/15/42)	15	18,155
5.65%, 02/01/45 (Call 08/01/44)	25	32,198
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	15	18,165
Piedmont Natural Gas Co. Inc., 3.64%, 11/01/46 (Call 05/01/46)	10	10,209
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	80	83,808
3.20%, 06/15/25 (Call 03/15/25)	15	15,555
3.75%, 09/15/42 (Call 03/15/42)	15	16,060
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	125	125,920
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	10	11,384
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	5	5,839
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	15	15,039
3.25%, 06/15/26 (Call 03/15/26)	15	15,553
3.95%, 10/01/46 (Call 04/01/46)	20	20,931
4.40%, 06/01/43 (Call 12/01/42)	15	16,673

		632,364

Health Care – Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	10	12,467
4.75%, 04/15/43 (Call 10/15/42)(a)	40	50,129
4.90%, 11/30/46 (Call 05/30/46)	35	46,351
5.30%, 05/27/40	15	19,743
6.00%, 04/01/39	10	14,054
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	10	9,909
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	91	97,451
3.73%, 12/15/24 (Call 09/15/24)	51	54,002
4.67%, 06/06/47 (Call 12/06/46)	10	11,991
4.69%, 12/15/44 (Call 06/15/44)	19	22,319
Boston Scientific Corp.
4.70%, 03/01/49 (Call 09/01/48)	5	6,109
7.38%, 01/15/40	5	7,629
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	95	106,940
Koninklijke Philips NV, 5.00%, 03/15/42	35	42,445
Medtronic Inc.
4.38%, 03/15/35	70	83,755
4.63%, 03/15/45	80	102,296

Security	Par (000)	Value

Health Care – Products (continued)
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	$5	$5,531
4.38%, 05/15/44 (Call 11/15/43)(a)	15	17,346
4.63%, 03/15/46 (Call 09/15/45)	5	6,082
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	5	5,664
5.30%, 02/01/44 (Call 08/01/43)	30	38,561
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 02/15/45)	5	5,362

		766,136

Health Care – Services — 1.6%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	10	10,040
4.13%, 11/15/42 (Call 05/15/42)	20	20,636
4.50%, 05/15/42 (Call 11/15/41)	15	16,099
4.75%, 03/15/44 (Call 09/15/43)	15	16,634
6.63%, 06/15/36	20	26,610
6.75%, 12/15/37	5	6,782
Anthem Inc.
3.70%, 09/15/49 (Call 03/15/49)(a)	35	34,795
4.55%, 03/01/48 (Call 09/01/47)	30	33,890
4.63%, 05/15/42	40	44,962
4.65%, 01/15/43	15	16,965
4.65%, 08/15/44 (Call 02/15/44)	5	5,645
5.10%, 01/15/44	10	11,847
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	10	10,563
4.50%, 02/15/27 (Call 08/15/26)	10	10,775
4.75%, 05/01/23	50	53,514
5.00%, 03/15/24	45	48,996
5.13%, 06/15/39 (Call 12/15/38)	25	27,714
5.25%, 04/15/25	10	11,140
5.25%, 06/15/26 (Call 12/15/25)	50	55,838
5.25%, 06/15/49 (Call 12/15/48)	25	28,142
5.50%, 06/15/47 (Call 12/15/46)	20	23,110
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	15	15,964
3.95%, 03/15/27 (Call 12/15/26)	40	43,052
3.95%, 08/15/49 (Call 02/15/49)(a)	5	5,231
4.63%, 12/01/42 (Call 06/01/42)	5	5,598
4.80%, 03/15/47 (Call 09/15/46)	5	5,833
4.95%, 10/01/44 (Call 04/01/44)	35	40,849
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (Call 07/01/24)	15	15,595
3.60%, 02/01/25 (Call 11/01/24)	85	89,111
3.60%, 09/01/27 (Call 06/01/27)	5	5,297
4.70%, 02/01/45 (Call 08/01/44)	10	11,280
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	55	57,609
4.20%, 06/30/29 (Call 03/30/29)	60	66,246
4.70%, 03/30/45 (Call 09/30/44)	20	22,249
UnitedHealth Group Inc.
3.95%, 10/15/42 (Call 04/15/42)	10	11,032
4.20%, 01/15/47 (Call 07/15/46)	20	22,977
4.25%, 03/15/43 (Call 09/15/42)	5	5,732
4.25%, 04/15/47 (Call 10/15/46)	10	11,535
4.25%, 06/15/48 (Call 12/15/47)	5	5,829
4.45%, 12/15/48 (Call 06/15/48)	50	59,801
4.63%, 11/15/41 (Call 05/15/41)	10	11,953
4.75%, 07/15/45	35	43,197
5.70%, 10/15/40 (Call 04/15/40)	25	32,851

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
6.50%, 06/15/37	$5	$7,146
6.63%, 11/15/37	5	7,293
6.88%, 02/15/38	40	59,719

		1,177,676

Home Furnishings — 0.0%
Whirlpool Corp.
4.00%, 03/01/24	15	15,901
4.50%, 06/01/46 (Call 12/01/45)	10	10,482

		26,383

Household Products & Wares — 0.6%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)(a)	175	178,971
3.10%, 10/01/27 (Call 07/01/27)	5	5,212
3.90%, 05/15/28 (Call 02/15/28)	25	27,595
Kimberly-Clark Corp.
3.05%, 08/15/25	50	52,652
3.20%, 04/25/29 (Call 01/25/29)	50	53,564
3.20%, 07/30/46 (Call 01/30/46)	35	35,776
3.95%, 11/01/28 (Call 08/01/28)	30	33,766
5.30%, 03/01/41	20	26,442

		413,978

Insurance — 2.5%
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	5	5,897
4.50%, 06/15/43	20	24,124
5.35%, 06/01/33(a)	20	25,242
5.55%, 05/09/35	25	32,508
6.50%, 05/15/67 (Call 05/15/37)(b)	10	12,422
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	25	26,608
4.38%, 01/15/55 (Call 07/15/54)	31	33,992
4.50%, 07/16/44 (Call 01/16/44)	35	40,038
4.75%, 04/01/48 (Call 10/01/47)	5	5,991
8.18%, 05/15/58 (Call 05/15/38)(b)	5	6,794
Aon PLC, 4.60%, 06/14/44 (Call 03/14/44)	20	23,139
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	5	6,268
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	15	16,505
AXA Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	20	21,590
7.00%, 04/01/28	35	43,300
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	105	123,885
4.25%, 01/15/49 (Call 07/15/48)	10	11,877
4.30%, 05/15/43	5	5,863
4.40%, 05/15/42	45	53,748
5.75%, 01/15/40	60	83,536
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	5	6,107
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	40	36,401
Hartford Financial Services Group Inc. (The)
5.95%, 10/15/36	25	32,618
6.10%, 10/01/41	15	20,420
Lincoln National Corp.
3.80%, 03/01/28 (Call 12/01/27)	20	21,311
4.35%, 03/01/48 (Call 09/01/47)	5	5,497
7.00%, 06/15/40	20	28,743
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	20	22,314
Manulife Financial Corp., 4.06%, 02/24/32 (Call 02/24/27)(b)	80	83,528
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	5	5,076

Security	Par (000)	Value

Insurance (continued)
3.50%, 06/03/24 (Call 03/03/24)	$10	$10,485
3.50%, 03/10/25 (Call 12/10/24)	60	62,936
3.75%, 03/14/26 (Call 12/14/25)	30	32,152
3.88%, 03/15/24 (Call 02/15/24)	50	53,131
4.20%, 03/01/48 (Call 09/01/47)	5	5,682
4.35%, 01/30/47 (Call 07/30/46)	35	40,649
4.38%, 03/15/29 (Call 12/15/28)	10	11,325
4.90%, 03/15/49 (Call 09/15/48)	15	19,033
MetLife Inc.
4.05%, 03/01/45	20	22,625
4.13%, 08/13/42	10	11,314
4.60%, 05/13/46 (Call 11/13/45)	25	30,653
4.88%, 11/13/43	25	31,149
6.40%, 12/15/66 (Call 12/15/31)	10	12,226
Principal Financial Group Inc.
4.35%, 05/15/43	25	28,108
6.05%, 10/15/36	10	13,190
Progressive Corp. (The)
4.13%, 04/15/47 (Call 10/15/46)	10	11,658
4.20%, 03/15/48 (Call 09/15/47)	15	17,796
4.35%, 04/25/44	10	11,866
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)	20	22,057
3.91%, 12/07/47 (Call 06/07/47)	15	16,137
3.94%, 12/07/49 (Call 06/07/49)	35	37,969
4.35%, 02/25/50 (Call 08/25/49)	10	11,552
4.50%, 09/15/47 (Call 09/15/27)(b)	10	10,412
4.60%, 05/15/44	25	29,475
5.20%, 03/15/44 (Call 03/15/24)(b)	10	10,617
5.38%, 05/15/45 (Call 05/15/25)(b)	65	70,704
5.70%, 12/14/36	5	6,752
5.70%, 09/15/48 (Call 09/15/28)(b)	5	5,672
5.88%, 09/15/42 (Call 09/15/22)(b)	5	5,399
Series D, 6.63%, 12/01/37	15	21,165
Transatlantic Holdings Inc., 8.00%, 11/30/39	5	7,508
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	10	10,991
4.00%, 05/30/47 (Call 11/30/46)	30	34,352
4.05%, 03/07/48 (Call 09/07/47)(a)	20	23,152
4.10%, 03/04/49 (Call 09/04/48)	15	17,528
4.30%, 08/25/45 (Call 02/25/45)	20	23,827
5.35%, 11/01/40	5	6,629
6.25%, 06/15/37	10	14,167
6.75%, 06/20/36	25	36,635
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	13,986
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	15	16,208
Voya Financial Inc., 4.80%, 06/15/46	5	5,775
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	40	41,759
3.88%, 09/15/49 (Call 03/15/49)	10	9,931
XLIT Ltd., 4.45%, 03/31/25	26	28,312

		1,829,991

Internet — 0.4%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	40	39,938
3.38%, 02/25/24	10	10,613
Amazon.com Inc.
4.05%, 08/22/47 (Call 02/22/47)	55	65,771
4.25%, 08/22/57 (Call 02/22/57)	45	55,192
4.80%, 12/05/34 (Call 06/05/34)	20	24,992

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.95%, 12/05/44 (Call 06/05/44)	$20	$26,331
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	20	21,314
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	5	4,912
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	35	36,228

		285,291

Iron & Steel — 0.2%
ArcelorMittal SA, 7.00%, 10/15/39	10	12,158
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	50	54,434
4.40%, 05/01/48 (Call 11/01/47)	10	11,543
5.20%, 08/01/43 (Call 02/01/43)	20	25,185
6.40%, 12/01/37	15	20,527
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	5	5,288

		129,135

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	30	38,122

Lodging — 0.7%
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	60	61,505
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	400	454,152

		515,657

Machinery — 1.9%
ABB Finance USA Inc.
2.88%, 05/08/22	90	91,806
4.38%, 05/08/42	20	24,397
Caterpillar Financial Services Corp.
1.70%, 08/09/21	20	19,918
2.95%, 02/26/22	45	45,987
3.15%, 09/07/21	15	15,315
3.25%, 12/01/24	85	89,995
3.45%, 05/15/23	65	68,057
3.65%, 12/07/23	98	103,831
3.75%, 11/24/23(a)	40	42,564
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	90	95,154
3.80%, 08/15/42	15	17,005
4.30%, 05/15/44 (Call 11/15/43)	25	29,796
5.20%, 05/27/41	10	13,063
CNH Industrial Capital LLC
4.38%, 11/06/20	75	76,489
4.38%, 04/05/22	35	36,713
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	20	20,839
4.50%, 08/15/23	75	79,998
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)(a)	300	318,162
4.88%, 10/01/43 (Call 04/01/43)	15	18,903
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	5	4,824
3.90%, 06/09/42 (Call 12/09/41)	10	11,411
John Deere Capital Corp.
2.80%, 01/27/23(a)	25	25,612
2.80%, 03/06/23	25	25,711
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)(a)	5	5,258

Security	Par (000)	Value

Machinery (continued)
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)(a)	$50	$51,857
4.88%, 10/01/21	79	82,783

		1,415,448

Manufacturing — 2.0%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	300	298,812
2.00%, 06/26/22	140	140,739
2.00%, 02/14/25 (Call 01/14/25)	5	4,978
2.25%, 09/19/26 (Call 06/19/26)(a)	90	90,344
2.38%, 08/26/29 (Call 05/26/29)	5	4,944
2.75%, 03/01/22 (Call 02/01/22)	100	101,903
2.88%, 10/15/27 (Call 07/15/27)	5	5,195
3.00%, 09/14/21 (Call 08/14/21)	30	30,562
3.00%, 08/07/25	30	31,529
3.13%, 09/19/46 (Call 03/19/46)	40	38,682
3.25%, 02/14/24 (Call 01/14/24)	5	5,237
3.63%, 10/15/47 (Call 04/15/47)	20	21,011
4.00%, 09/14/48 (Call 03/14/48)	10	11,204
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	40	41,580
Eaton Corp., 4.15%, 11/02/42	15	16,956
General Electric Co.
2.70%, 10/09/22	25	25,202
3.38%, 03/11/24	75	77,521
3.45%, 05/15/24 (Call 02/13/24)(a)	45	46,516
4.13%, 10/09/42	7	7,356
4.65%, 10/17/21	50	52,180
5.88%, 01/14/38	65	79,487
Series A, 6.75%, 03/15/32	10	12,935
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	5	5,229
4.70%, 08/15/25 (Call 05/15/25)	5	5,365
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	15	17,446
Ingersoll-Rand Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	10	10,643
4.25%, 06/15/23	5	5,336
5.75%, 06/15/43	15	19,298
Ingersoll-Rand Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	30	31,291
3.55%, 11/01/24 (Call 08/01/24)	110	115,382
3.80%, 03/21/29 (Call 12/21/28)	25	26,689
4.65%, 11/01/44 (Call 05/01/44)	15	17,049
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	5	5,403
4.10%, 03/01/47 (Call 09/01/46)	5	5,482
4.20%, 11/21/34 (Call 05/21/34)	25	27,717
4.45%, 11/21/44 (Call 05/21/44)	10	11,356

		1,448,559

Media — 2.1%
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)	5	5,443
4.85%, 07/01/42 (Call 01/01/42)	10	11,149
4.90%, 08/15/44 (Call 02/15/44)	35	39,482
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 04/01/38 (Call 10/01/37)	5	5,651
5.38%, 05/01/47 (Call 11/01/46)	30	33,450
5.75%, 04/01/48 (Call 10/01/47)	20	23,249
6.38%, 10/23/35 (Call 04/23/35)	25	31,310

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.48%, 10/23/45 (Call 04/23/45)	$40	$49,571
6.83%, 10/23/55 (Call 04/23/55)	30	38,552
Comcast Corp.
3.40%, 07/15/46 (Call 01/15/46)	20	20,420
3.97%, 11/01/47 (Call 05/01/47)	35	38,905
4.00%, 08/15/47 (Call 02/15/47)	10	11,135
4.00%, 03/01/48 (Call 09/01/47)	50	55,896
4.00%, 11/01/49 (Call 05/01/49)	70	78,340
4.05%, 11/01/52 (Call 05/01/52)	35	39,547
4.50%, 01/15/43	40	47,132
4.60%, 10/15/38 (Call 04/15/38)	60	71,875
4.60%, 08/15/45 (Call 02/15/45)	45	54,362
4.65%, 07/15/42	20	24,101
4.70%, 10/15/48 (Call 04/15/48)	50	62,053
4.75%, 03/01/44	20	24,370
4.95%, 10/15/58 (Call 04/15/58)	15	19,605
6.40%, 05/15/38	5	7,131
6.45%, 03/15/37	5	7,073
6.95%, 08/15/37	30	44,544
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	35	37,053
4.88%, 04/01/43	20	21,819
4.95%, 05/15/42	34	36,922
5.00%, 09/20/37 (Call 03/20/37)	10	11,102
5.20%, 09/20/47 (Call 03/20/47)	10	11,382
5.30%, 05/15/49 (Call 11/15/48)	10	11,554
6.35%, 06/01/40	10	12,611
Fox Corp., 5.58%, 01/25/49 (Call 07/25/48)(e)	5	6,359
Grupo Televisa SAB, 6.63%, 01/15/40	30	37,640
NBCUniversal Media LLC
5.95%, 04/01/41	10	13,763
6.40%, 04/30/40	5	7,126
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	5	6,005
5.85%, 04/15/40	10	12,133
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	5	5,032
5.50%, 09/01/41 (Call 03/01/41)	10	11,160
5.88%, 11/15/40 (Call 05/15/40)	5	5,772
6.55%, 05/01/37	10	12,242
6.75%, 06/15/39	40	50,114
7.30%, 07/01/38	10	12,922
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	20	27,978
TWDC Enterprises 18 Corp.
3.70%, 12/01/42	15	16,737
4.13%, 06/01/44	30	36,305
Series E, 4.13%, 12/01/41	5	5,882
Viacom Inc.
4.38%, 03/15/43	24	24,756
5.85%, 09/01/43 (Call 03/01/43)	25	30,832
6.88%, 04/30/36	35	46,636
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	5	4,817
4.75%, 09/15/44 (Call 03/15/44)	5	6,480
4.75%, 11/15/46 (Call 05/15/46)	5	6,550
4.95%, 10/15/45 (Call 04/15/45)	10	13,317
5.40%, 10/01/43	30	41,652
6.40%, 12/15/35	4	5,775
6.65%, 11/15/37	40	59,969

		1,494,743

Security	Par (000)	Value

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	$5	$5,506
4.38%, 06/15/45 (Call 12/15/44)	20	23,726
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	5	5,182

		34,414

Mining — 0.5%
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	15	15,736
5.95%, 03/15/24 (Call 12/15/23)	35	38,781
Newmont Goldcorp Corp.
2.80%, 10/01/29 (Call 07/01/29)	5	4,946
3.50%, 03/15/22 (Call 12/15/21)	25	25,731
4.88%, 03/15/42 (Call 09/15/41)	20	23,467
5.45%, 06/09/44 (Call 12/09/43)	10	12,482
6.25%, 10/01/39	50	66,969
Rio Tinto Alcan Inc., 6.13%, 12/15/33	5	6,775
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	10	13,028
7.13%, 07/15/28	5	6,754
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	30	34,778
4.75%, 03/22/42 (Call 09/22/41)(a)	35	43,214
Teck Resources Ltd.
5.40%, 02/01/43 (Call 08/01/42)	25	25,760
6.13%, 10/01/35	5	5,781
6.25%, 07/15/41 (Call 01/15/41)	5	5,654

		329,856

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	5	5,634

Oil & Gas — 2.9%
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	5	4,367
4.75%, 04/15/43 (Call 10/15/42)	70	64,427
5.10%, 09/01/40 (Call 03/01/40)	5	4,872
5.25%, 02/01/42 (Call 08/01/41)	5	4,974
5.35%, 07/01/49 (Call 01/01/49)	5	4,990
BP Capital Markets America Inc., 3.79%, 02/06/24 (Call 01/06/24)	10	10,620
BP Capital Markets PLC
3.51%, 03/17/25	50	53,175
3.54%, 11/04/24	5	5,320
3.72%, 11/28/28 (Call 08/28/28)	5	5,452
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	5	5,903
6.25%, 03/15/38(a)	40	50,704
Cenovus Energy Inc.
3.80%, 09/15/23 (Call 06/15/23)	40	41,402
4.25%, 04/15/27 (Call 01/15/27)	5	5,253
5.25%, 06/15/37 (Call 12/15/36)	5	5,458
5.40%, 06/15/47 (Call 12/15/46)	25	28,444
6.75%, 11/15/39	28	34,688
Concho Resources Inc.
4.85%, 08/15/48 (Call 02/15/48)	5	5,597
4.88%, 10/01/47 (Call 04/01/47)	25	27,939
Conoco Funding Co., 7.25%, 10/15/31	50	70,578
ConocoPhillips
5.90%, 05/15/38	25	34,007
6.50%, 02/01/39	45	65,451

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	$10	$10,578
4.30%, 11/15/44 (Call 05/15/44)	45	52,587
4.95%, 03/15/26 (Call 12/15/25)	25	28,834
ConocoPhillips Holding Co., 6.95%, 04/15/29	20	27,080
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	10	10,181
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	30	33,510
5.00%, 06/15/45 (Call 12/15/44)	5	5,809
5.60%, 07/15/41 (Call 01/15/41)	30	36,533
5.85%, 12/15/25 (Call 09/15/25)(a)	45	53,300
7.88%, 09/30/31	5	7,003
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	25	25,590
6.50%, 08/15/34	5	5,855
6.50%, 02/01/38	20	23,404
6.63%, 08/15/37	5	5,916
7.38%, 11/01/31	5	6,126
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)(a)	35	30,494
Exxon Mobil Corp.
3.10%, 08/16/49 (Call 02/16/49)	5	5,047
3.57%, 03/06/45 (Call 09/06/44)	25	27,146
4.11%, 03/01/46 (Call 09/01/45)	25	29,710
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	5	5,112
4.30%, 04/01/27 (Call 01/01/27)	55	57,842
5.60%, 02/15/41	5	5,693
5.80%, 04/01/47 (Call 10/01/46)	5	5,940
7.13%, 03/15/33	10	12,596
7.30%, 08/15/31	20	25,027
7.88%, 10/01/29	10	12,854
Husky Energy Inc., 6.80%, 09/15/37	5	6,420
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	39	40,960
4.40%, 07/15/27 (Call 04/15/27)(a)	25	26,884
5.20%, 06/01/45 (Call 12/01/44)	20	22,497
6.60%, 10/01/37	10	12,440
6.80%, 03/15/32	10	12,486
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	15	16,338
6.50%, 03/01/41 (Call 09/01/40)	30	37,912
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	10	10,733
5.63%, 07/01/24	10	10,924
5.75%, 01/30/22	25	26,579
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	45	46,786
3.90%, 11/15/24 (Call 08/15/24)	10	10,489
4.95%, 08/15/47 (Call 02/15/47)	5	5,298
5.05%, 11/15/44 (Call 05/15/44)	25	26,486
5.25%, 11/15/43 (Call 05/15/43)	15	16,308
6.00%, 03/01/41 (Call 09/01/40)	15	17,675
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	15	14,319
4.40%, 04/15/46 (Call 10/15/45)	25	24,930
4.50%, 07/15/44 (Call 01/15/44)	15	14,948
4.63%, 06/15/45 (Call 12/15/44)	20	20,402
6.20%, 03/15/40	10	11,909
6.45%, 09/15/36	5	6,081

Security	Par (000)	Value

Oil & Gas (continued)
6.60%, 03/15/46 (Call 09/15/45)	$5	$6,444
7.88%, 09/15/31	5	6,652
7.95%, 06/15/39	10	13,813
Phillips 66
4.88%, 11/15/44 (Call 05/15/44)	19	23,105
5.88%, 05/01/42	20	26,929
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	50	52,760
5.95%, 05/15/35	20	25,707
6.50%, 06/15/38	20	27,415
6.80%, 05/15/38	20	27,938
6.85%, 06/01/39	20	28,277
7.15%, 02/01/32	5	6,901
9.25%, 10/15/21	25	28,151
Total Capital Canada Ltd., 2.75%, 07/15/23	75	77,199
Total Capital International SA
2.88%, 02/17/22	30	30,653
3.46%, 07/12/49 (Call 01/12/49)	15	15,990
3.70%, 01/15/24	65	69,135
3.75%, 04/10/24	15	16,044
Total Capital SA, 3.88%, 10/11/28	5	5,575
Valero Energy Corp.
4.90%, 03/15/45	20	22,726
6.63%, 06/15/37	30	39,653
7.50%, 04/15/32	10	13,703

		2,087,962

Oil & Gas Services — 1.0%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	35	40,788
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	350	355,565
3.34%, 12/15/27 (Call 09/15/27)	65	67,239
4.08%, 12/15/47 (Call 06/15/47)	15	15,385
Halliburton Co.
4.75%, 08/01/43 (Call 02/01/43)	20	21,741
4.85%, 11/15/35 (Call 05/15/35)	15	16,599
5.00%, 11/15/45 (Call 05/15/45)	50	55,850
6.70%, 09/15/38	10	13,173
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	105	106,032
3.95%, 12/01/42 (Call 06/01/42)	25	22,651

		715,023

Packaging & Containers — 0.0%
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	5	6,261

Pharmaceuticals — 5.1%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	45	46,272
3.60%, 05/14/25 (Call 02/14/25)	100	104,837
4.25%, 11/14/28 (Call 08/14/28)	10	11,005
4.30%, 05/14/36 (Call 11/14/35)(a)	5	5,422
4.40%, 11/06/42	20	21,513
4.45%, 05/14/46 (Call 11/14/45)	50	53,804
4.50%, 05/14/35 (Call 11/14/34)	25	27,674
4.70%, 05/14/45 (Call 11/14/44)	55	61,112
Allergan Finance LLC, 4.63%, 10/01/42 (Call 04/01/42)	15	15,908
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	25	27,186
4.75%, 03/15/45 (Call 09/15/44)	5	5,496
4.85%, 06/15/44 (Call 12/15/43)	14	15,458

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	$25	$25,959
4.25%, 03/01/45 (Call 09/01/44)	5	5,231
4.30%, 12/15/47 (Call 06/15/47)	15	15,614
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	50	52,264
3.38%, 11/16/25	70	74,134
3.50%, 08/17/23 (Call 07/17/23)	60	62,714
4.00%, 01/17/29 (Call 10/17/28)	10	11,186
4.00%, 09/18/42	5	5,597
4.38%, 11/16/45	5	5,957
4.38%, 08/17/48 (Call 02/17/48)(a)	14	16,777
6.45%, 09/15/37	25	35,477
Bristol-Myers Squibb Co.
3.25%, 02/27/27	10	10,758
3.25%, 08/01/42	15	15,332
3.40%, 07/26/29 (Call 04/26/29)(e)	5	5,367
3.88%, 08/15/25 (Call 05/15/25)(e)	5	5,409
3.90%, 02/20/28 (Call 11/20/27)(e)	5	5,519
4.13%, 06/15/39 (Call 12/15/38)(e)	5	5,766
4.25%, 10/26/49 (Call 04/26/49)(e)	50	59,439
4.35%, 11/15/47 (Call 05/15/47)(e)	10	11,846
4.50%, 03/01/44 (Call 09/01/43)(a)	5	6,042
4.55%, 02/20/48 (Call 08/20/47)(e)	15	18,393
5.00%, 08/15/45 (Call 02/15/45)(e)	20	25,629
5.25%, 08/15/43(e)	5	6,503
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	60	61,288
3.20%, 03/15/23	110	112,856
3.41%, 06/15/27 (Call 03/15/27)(a)	40	40,945
3.50%, 11/15/24 (Call 08/15/24)	120	124,892
3.75%, 09/15/25 (Call 06/15/25)	15	15,839
4.50%, 11/15/44 (Call 05/15/44)	25	24,857
4.63%, 12/15/20	50	51,268
4.90%, 09/15/45 (Call 03/15/45)	10	10,462
Cigna Corp.
3.88%, 10/15/47 (Call 04/15/47)(e)	25	25,458
4.38%, 10/15/28 (Call 07/15/28)	80	88,562
4.80%, 08/15/38 (Call 02/15/38)	10	11,596
4.90%, 12/15/48 (Call 06/15/48)	50	59,500
6.13%, 11/15/41(e)	50	63,940
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	45	45,554
3.38%, 08/12/24 (Call 05/12/24)	10	10,415
3.70%, 03/09/23 (Call 02/09/23)	45	46,890
4.00%, 12/05/23 (Call 09/05/23)	55	58,255
4.10%, 03/25/25 (Call 01/25/25)	60	64,428
4.30%, 03/25/28 (Call 12/25/27)	150	163,606
4.78%, 03/25/38 (Call 09/25/37)	60	68,237
4.88%, 07/20/35 (Call 01/20/35)	20	22,965
5.05%, 03/25/48 (Call 09/25/47)	80	94,796
5.13%, 07/20/45 (Call 01/20/45)	40	47,256
5.30%, 12/05/43 (Call 06/05/43)	10	11,976
6.13%, 09/15/39(a)	5	6,446
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	35	36,182
3.38%, 03/15/29 (Call 12/15/28)	25	26,953
3.95%, 03/15/49 (Call 09/15/48)	25	29,394
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	20	23,821

Security	Par (000)	Value

Pharmaceuticals (continued)
5.38%, 04/15/34	$30	$39,101
6.38%, 05/15/38	65	94,355
Johnson & Johnson
3.50%, 01/15/48 (Call 07/15/47)	20	22,117
3.63%, 03/03/37 (Call 09/03/36)	55	61,371
3.70%, 03/01/46 (Call 09/01/45)	40	45,536
3.75%, 03/03/47 (Call 09/03/46)	20	22,967
4.50%, 09/01/40	5	6,133
4.50%, 12/05/43 (Call 06/05/43)	5	6,237
5.85%, 07/15/38	5	7,073
5.95%, 08/15/37	10	14,253
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	10	10,940
6.00%, 03/01/41 (Call 09/01/40)	5	6,135
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	15	16,391
5.90%, 11/01/39	10	13,679
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	10	10,147
2.75%, 02/10/25 (Call 11/10/24)	35	36,080
2.90%, 03/07/24 (Call 02/07/24)	20	20,751
3.40%, 03/07/29 (Call 12/07/28)	50	54,393
3.60%, 09/15/42 (Call 03/15/42)	20	22,012
3.70%, 02/10/45 (Call 08/10/44)	60	67,206
4.15%, 05/18/43	15	17,975
6.50%, 12/01/33	5	7,188
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	5	5,431
5.40%, 11/29/43 (Call 05/29/43)	20	21,801
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	15	16,496
Pfizer Inc.
4.13%, 12/15/46	15	17,704
4.20%, 09/15/48 (Call 03/15/48)	15	17,972
4.30%, 06/15/43	10	11,956
4.40%, 05/15/44	10	12,129
7.20%, 03/15/39	50	79,298
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	130	130,577
Wyeth LLC, 5.95%, 04/01/37	45	62,539
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	45	46,197
3.25%, 02/01/23 (Call 11/01/22)	145	149,317
3.90%, 08/20/28 (Call 05/20/28)	20	21,850
3.95%, 09/12/47 (Call 03/12/47)	49	53,973
4.50%, 11/13/25 (Call 08/13/25)	100	110,619
4.70%, 02/01/43 (Call 08/01/42)	15	18,107

		3,709,243

Pipelines — 3.0%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	35	35,879
5.95%, 06/01/26 (Call 03/01/26)	15	16,825
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	85	92,432
5.80%, 06/01/45 (Call 12/01/44)	20	25,451
Enable Midstream Partners LP
4.40%, 03/15/27 (Call 12/15/26)	50	48,793
5.00%, 05/15/44 (Call 11/15/43)	15	12,970
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	15	17,862
7.38%, 10/15/45 (Call 04/15/45)	15	22,239

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC
4.20%, 01/31/50 (Call 07/31/49)	$25	$26,736
4.45%, 02/15/43 (Call 08/15/42)	10	10,822
4.85%, 03/15/44 (Call 09/15/43)	25	28,530
4.90%, 05/15/46 (Call 11/15/45)	10	11,551
4.95%, 10/15/54 (Call 04/15/54)	5	5,795
5.10%, 02/15/45 (Call 08/15/44)	20	23,657
5.38%, 02/15/78 (Call 02/15/28)(b)	70	68,930
5.95%, 02/01/41	25	31,816
6.45%, 09/01/40	5	6,684
Series D, 4.88%, 08/16/77 (Call 08/16/22)(b)	5	4,916
Series D, 6.88%, 03/01/33	30	40,753
Series E, 5.25%, 08/16/77 (Call 08/16/27)(b)	15	15,119
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	15	16,084
5.00%, 03/01/43 (Call 09/01/42)	5	5,367
5.40%, 09/01/44 (Call 03/01/44)	30	34,025
5.50%, 03/01/44 (Call 09/01/43)	5	5,708
6.38%, 03/01/41	40	48,765
6.95%, 01/15/38	10	12,978
7.30%, 08/15/33	25	32,946
7.50%, 11/15/40	5	6,836
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	35	38,611
5.20%, 03/01/48 (Call 09/01/47)	10	11,505
5.55%, 06/01/45 (Call 12/01/44)	30	35,193
7.75%, 01/15/32	5	6,866
7.80%, 08/01/31	5	6,750
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	9	9,377
4.25%, 09/15/46 (Call 03/15/46)	5	5,255
4.85%, 02/01/49 (Call 08/01/48)(a)	10	11,482
5.15%, 10/15/43 (Call 04/15/43)	20	23,244
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	55	57,282
4.13%, 03/01/27 (Call 12/01/26)	30	31,115
4.50%, 04/15/38 (Call 10/15/37)	20	19,964
4.88%, 12/01/24 (Call 09/01/24)	20	21,636
4.88%, 06/01/25 (Call 03/01/25)	55	59,561
5.20%, 03/01/47 (Call 09/01/46)	30	31,409
5.50%, 02/15/49 (Call 08/15/48)	30	32,871
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	25	24,904
4.00%, 07/13/27 (Call 04/13/27)	45	47,436
4.25%, 02/01/22 (Call 11/01/21)	50	51,755
4.35%, 03/15/29 (Call 12/15/28)	10	10,661
4.55%, 07/15/28 (Call 04/15/28)	10	10,838
4.95%, 07/13/47 (Call 01/06/47)	15	15,967
5.20%, 07/15/48 (Call 01/15/48)	15	16,542
6.00%, 06/15/35	20	23,303
7.50%, 09/01/23 (Call 06/01/23)	5	5,831
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	30	32,804
6.13%, 02/01/41 (Call 08/01/40)	10	11,954
6.65%, 10/01/36	4	4,941
6.85%, 10/15/37	5	6,339
Phillips 66 Partners LP
3.75%, 03/01/28 (Call 12/01/27)	25	26,017
4.90%, 10/01/46 (Call 04/01/46)	20	22,547

Security	Par (000)	Value

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	$10	$9,429
4.90%, 02/15/45 (Call 08/15/44)(a)	5	4,838
5.15%, 06/01/42 (Call 12/01/41)	20	19,578
6.65%, 01/15/37	5	5,769
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	55	57,908
5.00%, 03/15/27 (Call 09/15/26)	25	27,386
5.63%, 03/01/25 (Call 12/01/24)	10	11,170
5.88%, 06/30/26 (Call 12/31/25)	15	17,169
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	25	25,850
4.50%, 03/15/45 (Call 09/15/44)	30	32,590
5.95%, 09/25/43 (Call 03/25/43)	20	24,836
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	25	30,716
7.00%, 10/15/28	5	6,350
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	25	28,308
4.88%, 05/15/48 (Call 11/15/47)	10	11,649
5.00%, 10/16/43 (Call 04/16/43)	25	29,089
5.10%, 03/15/49 (Call 09/15/48)	5	6,026
6.20%, 10/15/37	20	25,680
7.25%, 08/15/38	25	35,676
7.63%, 01/15/39	20	29,563
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	34	37,164
4.50%, 03/15/28 (Call 12/15/27)	10	10,986
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	25	24,560
4.50%, 03/01/28 (Call 12/01/27)	25	23,847
4.75%, 08/15/28 (Call 05/15/28)	5	4,832
5.30%, 03/01/48 (Call 09/01/47)	10	8,378
5.45%, 04/01/44 (Call 10/01/43)	35	29,580
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	55	56,327
4.85%, 03/01/48 (Call 09/01/47)	5	5,233
4.90%, 01/15/45 (Call 07/15/44)	20	20,820
5.10%, 09/15/45 (Call 03/15/45)	14	15,098
5.40%, 03/04/44 (Call 09/04/43)	20	21,916
5.75%, 06/24/44 (Call 12/24/43)	5	5,726
6.30%, 04/15/40	30	35,804

		2,164,280

Real Estate — 0.1%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	80	89,061
5.25%, 03/15/25 (Call 12/15/24)	15	16,865

		105,926

Real Estate Investment Trusts — 3.1%
Alexandria Real Estate Equities Inc.
3.95%, 01/15/27 (Call 10/15/26)	5	5,369
3.95%, 01/15/28 (Call 10/15/27)	5	5,378
4.50%, 07/30/29 (Call 04/30/29)	10	11,274
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23 (Call 01/15/23)	50	51,999
American Tower Corp.
3.13%, 01/15/27 (Call 10/15/26)	20	20,456
3.38%, 05/15/24 (Call 04/15/24)	25	25,942
3.38%, 10/15/26 (Call 07/15/26)	70	72,724

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 01/31/23	$35	$36,269
3.55%, 07/15/27 (Call 04/15/27)	20	20,991
3.60%, 01/15/28 (Call 10/15/27)	14	14,703
3.95%, 03/15/29 (Call 12/15/28)	35	37,729
4.00%, 06/01/25 (Call 03/01/25)	35	37,425
4.40%, 02/15/26 (Call 11/15/25)	35	38,285
5.00%, 02/15/24	25	27,507
AvalonBay Communities Inc., 3.90%, 10/15/46 (Call 04/15/46)	15	16,761
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)(a)	45	45,426
2.90%, 03/15/30 (Call 12/15/29)	5	4,984
3.20%, 01/15/25 (Call 10/15/24)	15	15,520
3.40%, 06/21/29 (Call 03/21/29)	5	5,228
3.65%, 02/01/26 (Call 11/03/25)	41	43,464
3.85%, 02/01/23 (Call 11/01/22)	40	42,046
4.50%, 12/01/28 (Call 09/01/28)	10	11,347
Brandywine Operating Partnership LP,
3.95%, 11/15/27 (Call 08/15/27)	20	21,055
Brixmor Operating Partnership LP
3.90%, 03/15/27 (Call 12/15/26)	15	15,769
4.13%, 06/15/26 (Call 03/15/26)	25	26,643
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	40	43,040
Crown Castle International Corp.
4.75%, 05/15/47 (Call 11/15/46)	5	5,864
5.20%, 02/15/49 (Call 08/15/48)	5	6,198
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	55	57,983
4.45%, 07/15/28 (Call 04/15/28)	5	5,529
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	5	5,285
ERP Operating LP
3.38%, 06/01/25 (Call 03/01/25)	15	15,770
4.50%, 07/01/44 (Call 01/01/44)	10	12,044
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	5	5,818
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	20	23,578
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	25	27,668
5.38%, 04/15/26 (Call 01/15/26)	20	22,080
Healthpeak Properties Inc.
3.15%, 08/01/22 (Call 05/01/22)	25	25,551
3.40%, 02/01/25 (Call 11/01/24)	50	52,283
3.50%, 07/15/29 (Call 04/15/29)	5	5,232
3.88%, 08/15/24 (Call 05/17/24)	80	85,246
4.00%, 06/01/25 (Call 03/01/25)	20	21,548
4.25%, 11/15/23 (Call 08/15/23)	17	18,173
6.75%, 02/01/41 (Call 08/01/40)	15	21,333
Host Hotels & Resorts LP
Series D, 3.75%, 10/15/23 (Call 07/15/23)	30	31,312
Series E, 4.00%, 06/15/25 (Call 03/15/25)	55	58,468
Series F, 4.50%, 02/01/26 (Call 11/01/25)	5	5,422
Series H, 3.38%, 12/15/29 (Call 09/15/29)	5	4,983
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	40	41,503
4.25%, 08/15/29 (Call 05/15/29)(a)	5	5,461
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	25	25,120
3.30%, 02/01/25 (Call 12/01/24)	5	5,175
3.70%, 10/01/49 (Call 04/01/49)	5	4,955
4.25%, 04/01/45 (Call 10/01/44)	15	16,152
4.45%, 09/01/47 (Call 03/01/47)	20	22,219

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	$50	$52,287
3.38%, 06/15/23 (Call 03/15/23)	40	41,527
4.13%, 06/15/22 (Call 03/15/22)	50	52,247
4.38%, 02/01/29 (Call 11/01/28)	5	5,715
4.40%, 02/15/24 (Call 11/15/23)	5	5,418
Mid-America Apartments LP
4.20%, 06/15/28 (Call 03/15/28)	5	5,561
4.30%, 10/15/23 (Call 07/15/23)	20	21,313
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)	25	25,882
4.50%, 02/01/25 (Call 11/01/24)	25	25,962
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	115	124,574
3.88%, 09/15/28 (Call 06/15/28)	5	5,533
4.25%, 08/15/23 (Call 05/15/23)(a)	80	85,933
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	30	32,251
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	15	14,482
4.50%, 03/15/25 (Call 09/15/24)	30	30,681
4.95%, 10/01/29 (Call 07/01/29)	5	5,015
5.25%, 02/15/26 (Call 08/15/25)	10	10,484
Simon Property Group LP
4.25%, 11/30/46 (Call 05/30/46)	5	5,779
6.75%, 02/01/40 (Call 11/01/39)	10	14,799
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	25	25,531
4.40%, 01/26/29 (Call 10/26/28)	10	11,203
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	65	67,897
3.85%, 04/01/27 (Call 01/01/27)(a)	5	5,303
4.00%, 03/01/28 (Call 12/01/27)	5	5,369
5.70%, 09/30/43 (Call 03/30/43)	20	25,498
WEA Finance LLC, 2.88%, 01/15/27 (Call 11/15/26)(e)	50	49,764
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	10	13,705
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	35	38,153
7.38%, 03/15/32	56	77,766

		2,220,919

Retail — 2.5%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)	65	69,135
Best Buy Co. Inc.
4.45%, 10/01/28 (Call 07/01/28)	115	125,222
5.50%, 03/15/21 (Call 12/15/20)	257	265,396
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	80	83,989
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	15	14,997
2.80%, 09/14/27 (Call 06/14/27)	75	78,164
2.95%, 06/15/29 (Call 03/15/29)	50	52,224
3.25%, 03/01/22	30	30,943
3.35%, 09/15/25 (Call 06/15/25)	20	21,321
4.20%, 04/01/43 (Call 10/01/42)	10	11,706
4.25%, 04/01/46 (Call 10/01/45)	10	11,901
4.40%, 03/15/45 (Call 09/15/44)	15	18,114
4.50%, 12/06/48 (Call 06/06/48)	30	37,589
4.88%, 02/15/44 (Call 08/15/43)	70	89,648
5.88%, 12/16/36	80	111,182
5.95%, 04/01/41 (Call 10/01/40)	10	14,255

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	$75	$78,916
5.55%, 07/17/45 (Call 01/17/45)	15	15,366
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	10	10,217
4.05%, 05/03/47 (Call 11/03/46)	70	75,204
4.25%, 09/15/44 (Call 03/15/44)	15	16,235
4.38%, 09/15/45 (Call 03/15/45)	25	27,754
4.55%, 04/05/49 (Call 10/05/48)	5	5,820
4.65%, 04/15/42 (Call 10/15/41)	25	28,753
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)	50	50,018
4.50%, 12/15/34 (Call 06/15/34)	2	1,877
McDonald’s Corp.
3.63%, 05/01/43	20	20,432
3.70%, 02/15/42	5	5,163
4.45%, 09/01/48 (Call 03/01/48)	5	5,804
4.60%, 05/26/45 (Call 11/26/44)	50	58,410
4.70%, 12/09/35 (Call 06/09/35)	5	5,958
4.88%, 07/15/40	5	5,945
4.88%, 12/09/45 (Call 06/09/45)	10	12,160
6.30%, 10/15/37	15	20,605
6.30%, 03/01/38	5	6,846
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	25	24,306
6.95%, 03/15/28(a)	10	12,027
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	25	25,968
4.45%, 08/15/49 (Call 02/15/49)	5	5,806
4.50%, 11/15/48 (Call 05/15/48)	20	23,224
Target Corp.
3.50%, 07/01/24	25	26,719
3.63%, 04/15/46	50	55,207
3.90%, 11/15/47 (Call 05/15/47)	25	28,927
4.00%, 07/01/42(a)	25	28,865
Walgreen Co., 4.40%, 09/15/42	15	15,108
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	10	10,347
4.65%, 06/01/46 (Call 12/01/45)	35	35,232
4.80%, 11/18/44 (Call 05/18/44)	10	10,281

		1,789,286

Semiconductors — 2.1%
Altera Corp., 4.10%, 11/15/23	5	5,396
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	40	42,548
3.90%, 10/01/25 (Call 07/01/25)	5	5,449
4.35%, 04/01/47 (Call 10/01/46)	5	6,092
5.10%, 10/01/35 (Call 04/01/35)	15	19,127
5.85%, 06/15/41	10	13,684
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	65	66,349
Broadcom Inc., 4.75%, 04/15/29 (Call 01/15/29)(e)	5	5,344
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	135	134,791
2.35%, 05/11/22 (Call 04/11/22)	50	50,590
2.60%, 05/19/26 (Call 02/19/26)	25	25,625
2.88%, 05/11/24 (Call 03/11/24)	60	62,177
3.10%, 07/29/22	105	108,359
3.15%, 05/11/27 (Call 02/11/27)	160	169,683
3.30%, 10/01/21	150	153,921

Security	Par (000)	Value

Semiconductors (continued)
3.70%, 07/29/25 (Call 04/29/25)	$35	$37,848
3.73%, 12/08/47 (Call 06/08/47)	25	27,568
4.00%, 12/15/32	25	28,885
4.10%, 05/19/46 (Call 11/19/45)	25	28,958
4.10%, 05/11/47 (Call 11/11/46)	15	17,389
4.25%, 12/15/42(a)	5	5,867
4.80%, 10/01/41	25	31,297
4.90%, 07/29/45 (Call 01/29/45)	10	12,804
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	35	37,522
3.80%, 03/15/25 (Call 12/15/24)	45	47,970
4.00%, 03/15/29 (Call 12/15/28)	15	16,526
4.88%, 03/15/49 (Call 09/15/48)	5	6,220
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	15	15,789
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)(a)	5	5,176
Micron Technology Inc.
4.98%, 02/06/26 (Call 12/06/25)	5	5,501
5.33%, 02/06/29 (Call 11/06/28)(a)	5	5,612
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	50	50,147
3.20%, 09/16/26 (Call 06/16/26)	95	99,619
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	50	56,558
4.80%, 05/20/45 (Call 11/20/44)	15	18,031
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)	50	49,265
2.90%, 11/03/27 (Call 08/03/27)	24	25,184
4.15%, 05/15/48 (Call 11/15/47)	15	18,097
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	30	30,787

		1,547,755

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	5	5,225

Software — 3.6%
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)	60	63,098
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	50	52,239
4.38%, 06/15/25 (Call 03/15/25)	25	27,162
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	5	5,106
4.70%, 03/15/27 (Call 12/15/26)	5	5,383
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	10	10,858
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	5	5,791
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	10	12,102
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	40	44,736
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	105	105,556
2.13%, 11/15/22	50	50,588
2.38%, 02/12/22 (Call 01/12/22)	100	101,330
2.38%, 05/01/23 (Call 02/01/23)	10	10,162
2.40%, 02/06/22 (Call 01/06/22)	85	86,164
2.40%, 08/08/26 (Call 05/08/26)	130	132,424
2.65%, 11/03/22 (Call 09/03/22)	235	240,586
2.70%, 02/12/25 (Call 11/12/24)	45	46,483
2.88%, 02/06/24 (Call 12/06/23)	80	83,027
3.13%, 11/03/25 (Call 08/03/25)	75	79,423
3.30%, 02/06/27 (Call 11/06/26)	255	274,339

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.45%, 08/08/36 (Call 02/08/36)	$14	$15,394
3.50%, 02/12/35 (Call 08/12/34)	40	44,349
3.50%, 11/15/42	25	27,434
3.63%, 12/15/23 (Call 09/15/23)	110	117,120
3.70%, 08/08/46 (Call 02/08/46)	35	39,885
3.75%, 05/01/43 (Call 11/01/42)	15	17,012
3.75%, 02/12/45 (Call 08/12/44)	40	45,598
3.95%, 08/08/56 (Call 02/08/56)	10	11,806
4.00%, 02/12/55 (Call 08/12/54)	30	35,830
4.10%, 02/06/37 (Call 08/06/36)	55	65,161
4.20%, 11/03/35 (Call 05/03/35)	10	11,902
4.25%, 02/06/47 (Call 08/06/46)	55	68,194
4.45%, 11/03/45 (Call 05/03/45)	20	25,169
4.50%, 10/01/40	10	12,487
4.50%, 02/06/57 (Call 08/06/56)	5	6,483
4.88%, 12/15/43 (Call 06/15/43)	10	13,124
5.30%, 02/08/41	25	34,460
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	80	81,758
3.25%, 05/15/30 (Call 02/15/30)	10	10,667
3.85%, 07/15/36 (Call 01/15/36)	60	66,353
3.90%, 05/15/35 (Call 11/15/34)	25	28,171
4.00%, 07/15/46 (Call 01/15/46)	30	33,500
4.00%, 11/15/47 (Call 05/15/47)	25	27,991
4.13%, 05/15/45 (Call 11/15/44)	30	33,870
4.30%, 07/08/34 (Call 01/08/34)	15	17,517
4.38%, 05/15/55 (Call 11/15/54)	20	23,737
4.50%, 07/08/44 (Call 01/08/44)	15	17,781
5.38%, 07/15/40	40	52,025
6.13%, 07/08/39	15	21,201
6.50%, 04/15/38	10	14,497
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	90	98,716
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	60	61,120
3.90%, 08/21/27 (Call 05/21/27)	25	26,244

		2,643,113

Telecommunications — 4.6%
America Movil SAB de CV, 6.38%, 03/01/35	25	33,858
AT&T Inc.
2.95%, 07/15/26 (Call 04/15/26)	5	5,086
3.60%, 07/15/25 (Call 04/15/25)	20	21,081
3.80%, 02/15/27 (Call 11/15/26)	25	26,647
3.88%, 01/15/26 (Call 10/15/25)(a)	5	5,325
4.30%, 12/15/42 (Call 06/15/42)	35	37,253
4.35%, 06/15/45 (Call 12/15/44)	60	63,827
4.50%, 05/15/35 (Call 11/15/34)	34	37,637
4.50%, 03/09/48 (Call 09/09/47)	25	27,223
4.55%, 03/09/49 (Call 09/09/48)	45	49,273
4.65%, 06/01/44 (Call 12/01/43)	5	5,451
4.75%, 05/15/46 (Call 11/15/45)	50	55,914
4.80%, 06/15/44 (Call 12/15/43)	35	39,453
4.85%, 03/01/39 (Call 09/01/38)	25	28,583
4.85%, 07/15/45 (Call 01/15/45)	5	5,643
5.15%, 03/15/42	20	23,310
5.15%, 11/15/46 (Call 05/15/46)	30	35,193
5.15%, 02/15/50 (Call 08/14/49)	15	17,903
5.25%, 03/01/37 (Call 09/01/36)	50	59,263
5.30%, 08/15/58 (Call 02/14/58)	10	12,011
5.35%, 09/01/40	20	23,951
5.35%, 12/15/43	5	5,940

Security	Par (000)	Value

Telecommunications (continued)
5.38%, 10/15/41	$10	$11,718
5.45%, 03/01/47 (Call 09/01/46)	35	42,828
5.55%, 08/15/41	5	6,070
5.65%, 02/15/47 (Call 08/15/46)	5	6,285
5.70%, 03/01/57 (Call 09/01/56)	30	38,103
6.00%, 08/15/40 (Call 05/15/40)	10	12,687
6.25%, 03/29/41	30	38,693
6.30%, 01/15/38	5	6,471
6.38%, 03/01/41	10	13,226
6.55%, 02/15/39(a)	5	6,642
British Telecommunications PLC, 9.63%, 12/15/30	55	84,201
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	15	15,397
2.95%, 02/28/26	95	99,716
3.50%, 06/15/25	30	32,284
5.50%, 01/15/40	10	13,667
5.90%, 02/15/39	45	63,571
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	30	29,805
4.75%, 03/15/42	5	5,706
5.35%, 11/15/48 (Call 05/15/48)	5	6,266
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	45	66,309
Juniper Networks Inc., 5.95%, 03/15/41	5	5,697
Motorola Solutions Inc.
3.50%, 03/01/23	10	10,304
4.00%, 09/01/24(a)	15	15,862
4.60%, 02/23/28 (Call 11/23/27)	10	10,814
4.60%, 05/23/29 (Call 02/23/29)	15	16,399
5.50%, 09/01/44	15	16,418
Orange SA
4.13%, 09/14/21(a)	450	467,167
5.38%, 01/13/42	30	38,434
9.00%, 03/01/31	55	85,742
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	15	15,282
3.63%, 12/15/25 (Call 09/15/25)	25	26,604
4.30%, 02/15/48 (Call 08/15/47)	15	16,880
4.50%, 03/15/43 (Call 09/15/42)	40	45,504
5.00%, 03/15/44 (Call 09/15/43)	49	59,909
7.50%, 08/15/38	5	7,467
Telefonica Emisiones SA, 7.05%, 06/20/36	100	140,556
Telefonica Europe BV, 8.25%, 09/15/30	20	28,847
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	30	30,302
3.70%, 09/15/27 (Call 06/15/27)	30	31,873
4.30%, 06/15/49 (Call 12/15/48)(a)	5	5,673
4.60%, 11/16/48 (Call 05/16/48)	20	23,764
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	44	48,081
4.13%, 03/16/27	60	66,676
4.13%, 08/15/46	5	5,667
4.27%, 01/15/36	60	68,416
4.40%, 11/01/34 (Call 05/01/34)	20	23,207
4.50%, 08/10/33	15	17,560
4.52%, 09/15/48	40	48,216
4.75%, 11/01/41(a)	40	48,338
4.81%, 03/15/39	25	30,429
4.86%, 08/21/46	50	62,615
5.01%, 04/15/49	50	64,290
5.25%, 03/16/37	30	37,897

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.50%, 03/16/47	$5	$6,795
6.55%, 09/15/43	30	44,500
Vodafone Group PLC
2.50%, 09/26/22	25	25,369
4.13%, 05/30/25(a)	180	194,953
4.25%, 09/17/50	10	10,405
4.38%, 05/30/28	50	55,503
4.38%, 02/19/43	25	26,575
5.00%, 05/30/38	89	102,499
5.25%, 05/30/48	15	17,901
6.15%, 02/27/37	10	12,973
6.25%, 11/30/32	5	6,318
7.00%, 04/04/79 (Call 01/04/29)(a)(b)	4	4,627
7.88%, 02/15/30	5	6,987

		3,355,765

Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	40	41,701

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	25	24,736
5.10%, 05/15/44 (Call 11/15/43)	10	10,059
6.35%, 03/15/40	10	11,581

		46,376

Transportation — 1.9%
Burlington Northern Santa Fe LLC, 4.05%, 06/15/48 (Call 12/15/47)	50	57,234
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	10	10,352
3.65%, 02/03/48 (Call 08/03/47)	55	61,467
4.45%, 01/20/49 (Call 07/20/48)	30	37,887
6.20%, 06/01/36	10	14,111
6.38%, 11/15/37	25	36,611
Canadian Pacific Railway Co., 6.13%, 09/15/2115 (Call 03/15/2115)	10	14,804
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	5	5,505
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	5	4,901
3.25%, 06/01/27 (Call 03/01/27)	15	15,826
3.35%, 09/15/49 (Call 03/15/49)	5	4,945
3.80%, 03/01/28 (Call 12/01/27)	15	16,365
3.80%, 11/01/46 (Call 05/01/46)	10	10,646
3.95%, 05/01/50 (Call 11/01/49)	10	10,885
4.25%, 11/01/66 (Call 05/01/66)	5	5,437
4.30%, 03/01/48 (Call 09/01/47)	35	40,275
4.75%, 05/30/42 (Call 11/30/41)	15	17,712
4.75%, 11/15/48 (Call 05/15/48)	5	6,118
5.50%, 04/15/41 (Call 10/15/40)	14	17,732
6.15%, 05/01/37	25	33,303
6.22%, 04/30/40	20	27,462
FedEx Corp.
3.88%, 08/01/42	5	4,871
4.10%, 04/15/43	15	14,903
4.10%, 02/01/45	15	14,829
4.40%, 01/15/47 (Call 07/15/46)	5	5,118
4.55%, 04/01/46 (Call 10/01/45)	40	41,863
4.75%, 11/15/45 (Call 05/15/45)	19	20,464
5.10%, 01/15/44	5	5,620
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	25	27,529

Security	Par/ Shares (000)	Value

Transportation (continued)
4.70%, 05/01/48 (Call 11/01/47)	$15	$17,755
4.95%, 08/15/45 (Call 02/15/45)	5	6,034
Norfolk Southern Corp.
3.65%, 08/01/25 (Call 06/01/25)	25	26,743
3.80%, 08/01/28 (Call 05/01/28)	25	27,570
3.94%, 11/01/47 (Call 05/01/47)	30	32,657
3.95%, 10/01/42 (Call 04/01/42)	10	10,868
4.05%, 08/15/52 (Call 02/15/52)	15	16,665
4.65%, 01/15/46 (Call 07/15/45)	5	5,968
4.84%, 10/01/41	20	24,050
5.10%, 08/01/2118 (Call 02/01/2118)	25	30,047
Ryder System Inc.
2.80%, 03/01/22 (Call 02/01/22)	50	50,540
3.45%, 11/15/21 (Call 10/15/21)(a)	200	204,416
3.75%, 06/09/23 (Call 05/09/23)	10	10,434
Union Pacific Corp.
3.80%, 10/01/51 (Call 04/01/51)	30	32,427
3.84%, 03/20/60 (Call 09/20/59)(e)	10	10,287
3.88%, 02/01/55 (Call 08/01/54)	5	5,210
4.00%, 04/15/47 (Call 10/15/46)	15	16,493
4.05%, 11/15/45 (Call 05/15/45)	5	5,453
4.05%, 03/01/46 (Call 09/01/45)	5	5,478
4.10%, 09/15/67 (Call 03/15/67)	30	31,140
4.15%, 01/15/45 (Call 07/15/44)	10	11,049
4.25%, 04/15/43 (Call 10/15/42)	10	11,170
4.38%, 11/15/65 (Call 05/15/65)	16	17,703
4.50%, 09/10/48 (Call 03/10/48)	25	29,942
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)	5	5,265
3.40%, 03/15/29 (Call 12/15/28)	45	48,369
3.40%, 09/01/49 (Call 03/01/49)	10	10,219
3.63%, 10/01/42	40	42,043
4.25%, 03/15/49 (Call 09/15/48)	20	23,415
4.88%, 11/15/40 (Call 05/15/40)	25	30,675
6.20%, 01/15/38	5	7,081

		1,391,941

Trucking & Leasing — 0.0%
GATX Corp., 4.55%, 11/07/28 (Call 08/07/28)	15	16,419

Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	46	49,692
4.15%, 06/01/49 (Call 12/01/48)	5	5,729
4.30%, 12/01/42 (Call 06/01/42)	20	22,864
6.59%, 10/15/37	5	7,147

		85,432

Total Corporate Bonds & Notes — 96.6% (Cost: $67,402,529)		70,186,793

Short-Term Investments

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(f)(g)(h)	3,591	3,592,793

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(f)(g)	1,785	$1,785,000

		5,377,793

Total Short-Term Investments — 7.4% (Cost: $5,377,616)		5,377,793

Total Investments in Securities — 104.0% (Cost: $72,780,145)		75,564,586

Other Assets, Less Liabilities — (4.0)%		(2,914,867)

Net Assets — 100.0%		$72,649,719

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Perpetual security with no stated maturity date.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 11/30/19 (000)	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,693	1,898	3,591	$3,592,793	$5,980	(a)	$23	$(203)
BlackRock Cash Funds: Treasury, SL Agency Shares	321	1,464	1,785	1,785,000	7,412		—	—

				$5,377,793	$13,392		$23	$(203)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$70,186,793	$—	$70,186,793
Money Market Funds	5,377,793	—	—	5,377,793

	$5,377,793	$70,186,793	$—	$75,564,586